               PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE
                       SECURITIES EXCHANGE ACT OF 1934


Filed by the Registrant ( X )

Filed by a Party other than the Registrant (     )

Check the appropriate box:

( X )  Preliminary Proxy Statement

(   )  Definitive Proxy Statement

(   )  Definitive Additional Materials

(   )  Soliciting Material Pursuant to Section  240.14a-11(c) or Section
       240.14a-12

                             SPI  HOLDING,  INC.
                        ------------------------------
               (NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                             SPI  HOLDING,  INC.
                        ------------------------------
                  (NAME OF PERSON(S) FILING PROXY STATEMENT)

Payment of Filing Fee (Check the appropriate box):

(  X  ) $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(j)(2).

(     ) $500 per each party to the controversy pursuant to Exchange Act Rule
        14a-6(i)(3).

(     ) Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

       1)     Title of each class of securities to which transaction applies:

              ----------------------------------------------------------------
       2)     Aggregate number of securities to which transaction applies:


              ----------------------------------------------------------------
       3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:1


              ----------------------------------------------------------------
       4)     Proposed maximum aggregate value of transaction:


              ----------------------------------------------------------------

       1 Set forth the amount on which the filing fee is calculated and state how it was determined.

(     )       Check box if any part of the fee is offset as provided by
Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

       1)     Amount Previously Paid:

              --------------------------------------------------

       2)     Form, Schedule or Registration Statement No.:


              --------------------------------------------------
       3)     Filing Party:


              --------------------------------------------------
       4)     Date Filed:


              --------------------------------------------------

                                                                PRELIMINARY COPY


                               SPI HOLDING, INC.
                             1501 NORTH PLANO ROAD
                            RICHARDSON, TEXAS  75081


                                April  22, 1994




Dear Stockholder:

              You are cordially invited to attend the 1994 Annual Meeting of Stockholders of SPI Holding, Inc. on Wednesday, May 25, 1994, at 10:00 a.m., local time. The meeting will be held at the Omni Richardson Hotel, 701 East Campbell Road at Central Expressway, Richardson, Texas.

              Information about the business of the meeting and the nominees for election as members of the Board of Directors is set forth in the formal meeting notice and the Proxy Statement on the following pages. During the meeting, I will report on the operations of the Company and its plans for 1994. Officers of the Company will be present to respond to questions from stockholders.

              The vote of every stockholder is important. The Board of Directors appreciates and encourages stockholder participation in the Company's affairs. There is a space on the enclosed proxy for you to indicate if you will be able to attend the meeting. Whether or not you plan to attend the meeting, please sign, date and return the enclosed proxy promptly in the envelope provided. If you attend the meeting, you may, at your discretion, withdraw the proxy and vote in person.

                                        Sincerely,



                                        Albert D. Jerome
                                        Chief Executive Officer and President

                               SPI HOLDING, INC.
                             1501 NORTH PLANO ROAD
                            RICHARDSON, TEXAS  75081

                    NOTICE OF ANNUAL MEETING OF STOCKHOLDERS
                            TO BE HELD MAY 25, 1994

To the Stockholders of SPI Holding, Inc.:

              Notice is hereby given that the Annual Meeting of Stockholders of SPI Holding, Inc. (the "Company") will be held at the Omni Richardson Hotel, 701 East Campbell Road at Central Expressway, Richardson, Texas, Wednesday, May 25, 1994, at 10:00 a.m., local time, for the following purposes:

              1. To elect 14 directors to serve until the next Annual Meeting of Stockholders or until their successors are elected and qualified;

              2. To ratify the appointment of KPMG Peat Marwick as the Company's independent accountants for the fiscal year ending December 31, 1994;

              3. To approve the amendment to the Company's Certificate of Incorporation changing the name of the Company from SPI Holding, Inc., to SpectraVision, Inc.;

              4.     To adopt the Company's 1994 Management Incentive Equity
       Plan; and

              5. To transact such other business as may properly come before the meeting or any adjournment(s) thereof.

              The Board of Directors has fixed the close of business on March 31, 1994 as the record date for determining stockholders entitled to notice of and to vote at the meeting and any adjournment thereof. Only stockholders of record at the close of business on such date will be entitled to notice of and to vote at the meeting and any adjournment thereof.

              If you are a stockholder of record and plan to attend the meeting, please check your proxy card in the space provided for that purpose. If you are a stockholder whose shares are not registered in your own name and you plan to attend, please advise the stockholder of record (your bank, broker, etc.) that you wish to attend. That firm must provide you with evidence of your ownership, which will enable you to gain admittance to the meeting.

              All stockholders are cordially invited to attend the meeting. Even if you expect to attend the meeting, you are requested to sign, date and return the accompanying proxy in the enclosed addressed envelope. If you attend, you may vote in person, if you wish, whether or not you have sent in your proxy.

                                            By Order of the Board of Directors



                                            Matthew Hutchins
                                            Corporate Secretary
Richardson, Texas
April 22, 1994

                                                                PRELIMINARY COPY


                               SPI HOLDING, INC.

               PROXY STATEMENT FOR ANNUAL MEETING OF STOCKHOLDERS

                            TO BE HELD MAY 25, 1994

                                  SOLICITATION

              This Proxy Statement is furnished in connection with the solicitation of proxies on behalf of the Board of Directors (the "Board") of SPI Holding, Inc. (the "Company") for use at the Annual Meeting of Stockholders of the Company to be held at the Omni Richardson Hotel, 701 East Campbell Road at Central Expressway, Richardson, Texas on Wednesday, May 25, 1994, 10:00 a.m., local time, and at any adjournment thereof pursuant to and for the purposes set forth in the accompanying Notice of Meeting. The date of the first mailing of this Proxy Statement to stockholders was on or about April 22, 1994.

              The costs of soliciting proxies will be borne by the Company, including reasonable costs incurred by custodians, nominees, fiduciaries and other agents in forwarding the proxy material to their principals. In addition to such solicitation and the solicitation made hereby, certain directors, officers and employees of the Company may solicit proxies by fax, telex, telephone and personal interview.

              A proxy will be voted in accordance with the stockholder's instruction, or if no instruction is indicated, it will be voted in favor of the proposals set forth in the notice attached hereto. Any stockholder may revoke his or her proxy at any time prior to its exercise by written notice or by execution of a subsequent proxy sent to Matthew Hutchins, Corporate Secretary, SPI Holding, Inc., 1501 North Plano Road, Richardson, Texas 75081. The proxy also may be revoked if the stockholder is present at the meeting and elects to vote in person.


                       RECORD DATE AND VOTING SECURITIES

              At the close of business on March 31, 1994, the record date for determination of stockholders entitled to notice of and to vote at the meeting, there were issued and outstanding 4,593,526 shares of the Company's Class A common stock ("Class A Common Stock") and 19,390,379 shares of Class B common stock ("Class B Common Stock") (collectively "Common Stock"), each with a par value of $0.001. Under Delaware law and under the Company's Restated Certificate of Incorporation, each share of Class A Common Stock and Class B Common Stock entitles a stockholder to ten votes and one vote, respectively. There are no other voting securities outstanding.

              The presence in person or by proxy of the holders of a majority of the issued and outstanding shares of each class of Common Stock is necessary to constitute a quorum at this meeting. In the absence of a quorum (2,296,764 shares of Class A Common Stock and 9,695,190 shares of Class B Common Stock) at the meeting, the meeting may be adjourned from time to time without notice other than announcement at the meeting until a quorum shall be formed.
Pursuant to the Company's Certificate of Incorporation, holders of Class A Common Stock have the right, voting as a class, to elect nine members of the Company's Board of Directors ("Class A Directors"), and holders of Class B Common Stock have the right, voting as a class, to elect five members of the Company's Board of Directors ("Class B Directors"). The affirmative vote of a plurality of the shares present in person or by proxy at the meeting and entitled to vote is required for the election of directors, meaning that the nine nominees for Class A Directors and the five nominees for Class B Directors with the largest number of votes will be elected as directors. The affirmative vote of a majority of the shares present in person or by proxy by holders of Class A Common Stock and holders of Class B Common Stock voting together as a single class at a meeting and entitled to vote is required for the approval of the appointment of auditors, approval of the amendment to the Certificate of Incorporation, the adoption of the Company's proposed 1994 Management Incentive Equity Plan and any other matter that may come before the meeting. In certain circumstances, a stockholder will be considered to be present at the meeting for quorum purposes but will not be deemed to have cast a vote on a matter. Such circumstances exist when a stockholder is present but specifically abstains from voting on a matter or when shares are represented at the meeting by a proxy conferring authority to vote to a person, such as a broker, only on certain matters. Under Delaware law, abstentions are treated as present and entitled to vote and, including with respect to the proposed 1994 Management Incentive Equity Plan, have the effect of a vote against a matter. A broker non-vote on a matter means the broker is not entitled to vote on that matter, and any such non-vote is not counted in determining whether any matter requiring approval of a majority of the shares present and entitled to vote has been approved.

                             PRINCIPAL STOCKHOLDERS

              The table below sets forth certain information as of March 31, 1994, regarding the beneficial ownership of the Company's Class A and Class B Common Stock, excluding Common Stock held by the Company, by (i) each person known by the Company to own beneficially more than 5% of its outstanding shares of Common Stock, (ii) each director of the Company, (iii) the five executive officers of the Company named in the Summary Compensation Table and (iv) all executive officers and directors of the Company as a group:

                   BENEFICIAL OWNERSHIP OF SPI HOLDING, INC.
                        CLASS A AND CLASS B COMMON STOCK



                                                  CLASS A                        CLASS B
                                                  -------                        -------
                                     Number of Shares                Number of Shares
                                     Beneficially      Percentage of   Beneficially   Percentage of
    Beneficial Owner                     Owned           Shares  (1)     Owned          Shares (1)
    ----------------                     -----           -------         -----          -----
 Rainbow Company (2)(3)                4,593,476           99.9%     4,624,986           19.3%
 Albert D. Jerome                            ---            ---            ---            ---
 Danny G. Hair                               ---            ---          1,000              *
 Matthew Hutchins                            ---            ---            ---            ---
 Jon M. Nottingham                           ---            ---            ---            ---
 Harry S. Budow                              ---            ---            ---            ---
 Seamus McGill (4)                           ---            ---            ---            ---
 John F. Berardi                             ---            ---            ---            ---
 Robert D. Beyer (5)                         ---            ---          1,667              *
 Howard T. Buchanan                          ---            ---            520              *
 Michael C. Colleran                         ---            ---            ---            ---
 John Davis                                  ---            ---            ---            ---
 Marvin Davis (2)(3)                   4,593,476           99.9%     4,624,986           19.3%
 Leonard Goldberg                            ---            ---            ---            ---
 Gerald S. Gray                              ---            ---            ---            ---
 Sidney Poitier                              ---            ---            ---            ---
 Michael J. Seibert                          ---            ---            ---            ---
 Skip Victor                                 ---            ---          1,000              *
 Jeffrey I. Werbalowsky                      ---            ---            ---            ---
 Kenneth Ziffren                             ---            ---            ---            ---
 The Equitable Life
    Assurance Society of the
    United States and Alliance
    Capital Management L.P.  (6)             ---            ---      1,551,896            8.0%
 Strome, Susskind & Co.,
    Mark E. Strome and
    Jeffrey E. Susskind (7)                  ---            ---      1,216,000            6.3%
 All executive officers and
      directors as a group (8)         4,593,476           99.9%     4,629,173           19.3%
- - ---------------

*      Less than 1%.

(1) Based upon 4,593,526 outstanding shares of Class A Common Stock and 19,390,379 outstanding shares of Class B Common Stock.

(2) Each share of Class A Common Stock is convertible at any time by the holder thereof into one share of Class B Common Stock. The Class B Common Stock information included above for Rainbow Company and Marvin Davis includes 4,593,476 shares of Class B Common Stock issuable upon conversion of shares of Class A Common Stock, 28,500 shares held by Davis Oil Company and 3,010 shares of Class B Common Stock issuable pursuant to presently exercisable stock options held by Rainbow.

(3) Rainbow Company is a general partnership controlled by Mr. Marvin Davis through its general partners, Davis-Rainbow, Inc., and the Marvin Davis and Barbara Davis Revocable Trust. Rainbow Company is the record owner of substantially all of the shares of Class A Common Stock of the Company. The mailing address of the principal executive office of Rainbow Company is Suite 2800, 2121 Avenue of the Stars, Los Angeles, California 90067-5000.

(4)    Mr. McGill resigned from the Company March 26, 1993.

(5) Such shares do not include 450,000 shares of Class B Common Stock held by Guarantee Reassurance Corporation, an investment advisory client of Crescent Capital Corporation, a registered investment advisor of which Mr. Beyer, a director of the Company, is a Managing Director and Principal. Mr. Beyer disclaims beneficial ownership of such 450,000 shares.

(6) In a joint filing on Schedule 13G dated February 9, 1994, AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, Alpha Assurances I.A.R.D. Mutuelle, Alpha Assurances Vie Mutuelle, Uni Europe Assurance Mutuelle, AXA and The Equitable Companies Incorporated and its subsidiaries reported beneficial ownership with respect to such shares of the Company's Class B Common Stock. The Equitable Life Assurance Society of the United States and Alliance Capital Management L.P., subsidiaries of The Equitable Companies Incorporated, report ownership of 553,257 and 962,639 of such shares of Class B Common Stock, respectively, which were acquired solely for investment purposes and solely for investment purposes on behalf of client discretionary
       investment advisory accounts, respectively.   Additionally, Donaldson,
       Lufkin & Jenrette Securities Corporation, a subsidiary of The Equitable Companies Incorporated, reported shared dispositive power with respect to 36,000 shares held for investment purposes. The mailing address of the principal business office of The Equitable Companies Incorporated is 787 Seventh Avenue, New York, New York 10019.

(7) In a joint filing on Schedule 13G dated February 11, 1994, Strome, Susskind & Co., Mark E. Strome and Jeffrey E. Susskind reported sole voting and dispositive power with respect to 1,216,000 shares. Messrs. Strome and Susskind disclaim beneficial ownership as to all shares. The mailing address of the principal business office of Strome, Susskind & Co., is 1250 4th Street, Suite 420, Santa Monica, California 90401.

(8) As of March 31, 1994, the executive officers of the Company include the six executive officers named in the Summary Compensation Table (except for Mr. McGill) and Howard Gardner. See "Executive Officers."

                       PROPOSAL 1:  ELECTION OF DIRECTORS

              The Board of Directors consists of fourteen members of two classes. Each director holds office until the next annual meeting of stockholders or until his successor is elected and qualified. The holders of Class A Common Stock have the right, voting as a class, to elect nine Class A Directors, and the holders of Class B Common Stock have the right, voting as a class, to elect five Class B Directors. The Executive Committee of the Board of Directors has nominated the persons to serve as Class A Directors. The Class B Nominating Committee, which consists of all of the Class B Directors in office from time to time, nominates persons to replace, or to continue to serve as, Class B Directors.

              The Board recommends election of the nominees listed below as directors to hold office until the next annual meeting of stockholders or until their successors are elected and qualified. Each of such nominees is presently a member of the Board. If, at the time of the 1994 Annual Meeting of Stockholders, any of such nominees should be unable to serve or for good cause will not serve, discretionary authority provided in the proxy will be used to vote for a substitute or substitutes designated by the Board. The Board has no reason to believe that any substitute nominees will be required.

              Information as to each nominee and as to directors in Class A and B follows:

CLASS A

              Albert D. Jerome - Age 51, Director since November 1991. Mr. Jerome has also served as Chief Executive Officer, President and a Director of SPI Holding, Inc. since November 1991. Mr. Jerome was President of NBC Television Stations from November 1982 to October 1991. Prior to November 1982, Mr. Jerome held various positions with NBC, CBS and ABC. Mr. Jerome was formerly Chairman of the Board and is presently a director of the Foundation for Minority Interest in Media, a non-profit organization. Member of the Executive Committee.

              Michael C. Colleran - Age 41, Director since November 1992. Mr. Colleran has also served as the Executive Vice President of Davis Companies, an investment company, and the Chief Financial Officer for Miller-Davis Company, a real estate development general partnership, since May 1988. Member of the Executive Committee and the Audit Committee.

              John Davis - Age 39, Director since November 1992. Mr. Davis has been President and a Director of Davis Entertainment Company, a motion picture and television production company, since November 1985; Vice President of Davis Companies, an investment company, since December 1986 and Director since April 1989; President and a Director of Davis Entertainment Television, a television production company, since 1988; President and a Director of Davis Films, Inc., a motion picture production company, since January 1987; and President and a Director of both Azur Communications Corporation and Bramble Communications Corporation, both television broadcast station companies, since December 1988. Mr. Davis is the son of Mr. Marvin Davis, a director of the Company. Member of the Executive Committee.

              Marvin Davis - Age 68, Chairman of the Board and Director since April 1989. Mr. Davis is presently the principal partner of Rainbow Company. Mr. Davis has also served as President and Director of Davis Companies, an investment company, since October 1986; Chairman of the Board of Davis Companies and Davis Holding, Inc., each an investment company, since April 1989; Managing General Partner of Davis Oil Company, an independent oil and gas general partnership, since 1960;

Managing General Partner of MD Co., an investment company, which is a General Partner of Miller-Klutznick-Davis-Gray Co. (now known as MKDG Co.), a real estate development general partnership, since March 1982; and General Partner of Miller-Davis Company, a real estate development general partnership, since January 1978. Mr. Davis is the father of John Davis, a director of the Company. Member of the Executive Committee.

              Leonard Goldberg - Age 60, Director since October 1989. Mr. Goldberg was President and Chief Operating Officer of Twentieth Century Fox Film Corporation from December 1986 until May 1989. Mr. Goldberg has been directly involved in the production of many feature films for both the movie and television industries. Mr. Goldberg is a director of Activision, Inc., a manufacturer and distributor of entertainment software. Member of the Compensation Committee.

              Gerald S. Gray - Age 64, Director since April 1989. Mr. Gray has also served as Senior Vice President of Davis Companies, an investment company, since January 1987; Chief Financial Officer of Davis Oil Company, an independent oil and gas partnership, since 1977; Managing General Partner of GSG Company, an investment company, which is a General Partner of Miller-Klutznick-Davis-Gray Co. (now known as MKDG Co.), a real estate development general partnership, since March 1982; and General Partner of Miller-Davis Company, a real estate development general partnership, since January 1978. Mr. Gray is presently a Director of Children's Diabetes Foundation at Denver, Colorado. Member of the Executive Committee and the Audit Committee.

              Sidney Poitier - Age 67, Director since October 1992. Mr. Poitier is an actor, producer and director. He has been President of Verdon Cedric Productions, a film production company, since 1962. Member of the Compensation Committee.

              Michael J. Seibert - Age 38, Director since November 1993. Mr. Seibert has been Vice President of Davis Companies, an investment company, since August 1989. From November 1984 until August 1989, he held various executive positions at Pacific Enterprises, a public utility holding company.

              Kenneth Ziffren - Age 53, Director since May 1989. Mr. Ziffren is presently Senior Partner of Ziffren, Brittenham & Branca (Attorneys at Law) and has been with that firm since 1978. Mr. Ziffren is also a director of City National Corp., a one-bank holding company, and Marvel Entertainment Group, Inc., a comic book publisher. Member of the Audit Committee and the Compensation Committee.

CLASS B

              John F. Berardi - Age 51, Director since November 1992. Mr. Berardi has been Executive Vice President and Chief Financial Officer of Farmland Industries, Inc., a cooperative farm supply, marketing and processing operation and retail and service operation since March 1992. From July 1990 to February 1992, Mr. Berardi was a Principal of Berardi and Associates, financial consultants. From April 1978 to June 1990, Mr. Berardi held various positions with Harcourt Brace Jovanovich, Inc., a publishing company, and was Executive Vice President and Chief Financial Officer of Harcourt Brace Jovanovich, Inc. since September 1986. Member of the Audit Committee.

              Robert D. Beyer - Age 34, Director since November 1992. Mr. Beyer has also served as Managing Director and Principal of Crescent Capital Corporation, a registered investment advisor, since April 1991. From 1986 to March 1991, Mr. Beyer served in various capacities, including as Managing Director, with Drexel Burnham Lambert, Inc., an investment banking firm. Member of the Audit Committee.

              Howard T. Buchanan - Age 62, Director since November 1992. Mr. Buchanan also served as the Co-chairman of the Company from January 1988 until April 1989, when he retired. Prior to January 1988 he was President and Chief Executive Officer of Spectradyne, Inc. from March 1975 through February 1984, at which time he also became Chairman of the Board of Spectradyne, Inc.

              Skip Victor - Age 38, Director since November 1992. Mr. Victor has been Executive Vice President and Principal of Chanin and Company, a financial advisory firm, since 1990. From July 1987 to February 1990, Mr. Victor was Vice President Corporate Finance at Drexel Burnham Lambert, Inc. He is a director of BDK Holdings, a holding company with entities that manufacture and distribute kitchen textiles and other household products.

              Jeffrey I. Werbalowsky - Age 37, Director since November 1992. Mr. Werbalowsky has been Managing Director of Houlihan, Lokey, Howard and Zukin, a financial advisory firm, since 1988.

              Messrs. Beyer and Victor were selected as directors during the Company's 1992 restructuring pursuant to understandings with the Company's preferred stockholders, and Messrs. Berardi, Buchanan and Werbalowsky, with the Company's bondholders.

MEETING ATTENDANCE AND COMMITTEES OF THE BOARD

              The Board has standing Executive, Audit and Compensation Committees that are composed of directors of the Company. The Executive Committee functions in the place of the Board between regular meetings of the Board. The functions of the Audit Committee include reviewing external financial reporting, both annual and quarterly reports, and other financial portions of external reporting of the Company, recommending engagement of the Company's independent accountants, reviewing and approving the terms of engagement of the independent accountants, reviewing the independence of such accountants, reviewing with the independent accountants the plan, scope and results of the auditing engagement, and reviewing the scope and results of the Company's procedures for internal auditing and the adequacy of the Company's internal accounting controls. The functions of the Compensation Committee include monitoring compensation for executive officers and monitoring compensation arrangements of certain management employees for consistency with corporate objectives and to enhance shareholder value; upon recommendation by the Chief Executive Officer, approving compensation for senior management; and approving employee benefit plans.

               As described above, pursuant to the Company's Certificate of Incorporation, the Class B Directors serve as the Class B Nominating Committee, which nominates persons to serve as Class B Directors at any meeting of stockholders at which Class B Directors are to be elected. In addition, the Class B Nominating Committee fills any vacancy occurring among the Class B Directors whether arising from death, resignation or removal of any Class B Director.

              During the year ended December 31, 1993, the Board held a total of eight meetings and the Executive, Audit and Compensation Committees each held one meeting. Mr. Gregg Davis, son of Mr. Marvin Davis, resigned from the board effective November 18, 1993. The Board of Directors elected Mr. Seibert to fill Mr. Gregg Davis' position on the board. The Class B Nominating Committee held no meetings in 1993.

COMPENSATION OF DIRECTORS

              During 1993 the Company paid directors who were not part of management of the Company and who did not have ownership interest in the Company $5,000 per board meeting attended. Beginning in 1994, the Company will compensate all directors $25,000 annually, payable quarterly. This compensation is paid regardless of the number of meetings held and individual attendance thereat. Committee member directors receive $1,000 for each committee meeting that is held on a day when there is no Board meeting. Additionally, directors' travel expenses to meetings are reimbursed by the Company. Mr. Beyer has declined to accept any fees from the Company in connection with his service as director. The Company presently provides liability insurance for potential losses incurred by its directors and officers as a result of actions taken by them in their respective capacities on behalf of the Company. For information regarding certain other compensation paid by the Company to Mr. Buchanan and to Rainbow Company, a general partnership controlled by Mr. Marvin Davis, see "Certain Other Transactions" and "Principal Stockholder Transactions."

              PROPOSAL 1. THE BOARD OF DIRECTORS OF THE COMPANY URGES YOU TO VOTE FOR THE NOMINEES FOR THE BOARD OF DIRECTORS DESCRIBED ABOVE. PROXIES WILL BE SO VOTED UNLESS STOCKHOLDERS SPECIFY OTHERWISE IN THEIR PROXIES. THE NINE CLASS A DIRECTORS NOMINEES AND FIVE CLASS B DIRECTORS NOMINEES WILL BE ELECTED BY THE HOLDERS OF CLASS A COMMON STOCK AND CLASS B COMMON STOCK RESPECTIVELY, BY PLURALITY OF THE VOTES CAST SEPARATELY BY THE HOLDERS OF EACH CLASS.


             PROPOSAL 2:  RATIFICATION OF SELECTION OF ACCOUNTANTS

              The Board and the Audit Committee recommend ratification of the appointment of KPMG Peat Marwick as the Company's independent accountants to serve until the next Annual Meeting of Stockholders. KPMG Peat Marwick has audited the financial statements of the Company since 1989. KPMG Peat Marwick will have a representative at the meeting who will have the opportunity to make a statement, if the representative desires to do so, and will be available to respond to appropriate questions.

              PROPOSAL 2.   THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR
PROPOSAL 2 TO APPROVE THE RATIFICATION OF KPMG PEAT MARWICK AS INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY. PROXIES WILL BE SO VOTED UNLESS STOCKHOLDERS SPECIFY OTHERWISE IN THEIR PROXIES. PROPOSAL 2 WILL BE ADOPTED IF APPROVED BY THE AFFIRMATIVE VOTE OF A MAJORITY OF THE SHARES PRESENT IN PERSON, OR BY PROXY, AT THE MEETING AND ENTITLED TO VOTE.

                            PROPOSAL 3:  NAME CHANGE

              The Board of Directors has proposed that the First Article of the Company's Certificate of Incorporation (the "Certificate of Incorporation") be amended, subject to approval by the stockholders, to change the name of the Company from "SPI Holding, Inc." to "SpectraVision, Inc."

              The Company has been using "SPI Holding, Inc." as its name since its inception in 1989 when it acquired the Company's principal operating subsidiary, Spectradyne, Inc. The proposed amendment would change the legal name of the Company to reflect the more commonly used principal product name of "SpectraVision." The Company's stock symbol on the American Stock Exchange would also be changed from from SPH B to SVN. Under Delaware law, the change of name requires approval of the stockholders to amend the Certificate of Incorporation.

              If the proposed amendment is adopted, the text of the First Article will be amended to read as follows:

              "FIRST: The name of the Corporation is SpectraVision, Inc."

              PROPOSAL 3.   THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR
PROPOSAL 3 TO APPROVE THE AMENDMENT TO THE CERTIFICATE OF INCORPORATION. PROXIES WILL BE SO VOTED UNLESS STOCKHOLDERS SPECIFY OTHERWISE IN THEIR PROXIES. FOR APPROVAL, PROPOSAL 3 REQUIRES THE AFFIRMATIVE VOTE OF A MAJORITY OF THE SHARES PRESENT IN PERSON, OR BY PROXY, AT THE MEETING AND ENTITLED TO VOTE.

               PROPOSAL 4:  1994 MANAGEMENT INCENTIVE EQUITY PLAN

              On February 2, 1994, the Compensation Committee recommended and the Board of Directors approved a proposed 1994 Management Incentive Equity Plan (the "Equity Plan"), subject to approval by stockholders. The terms of the Equity Plan are described under the caption "Executive Compensation -- Description of the Equity Plan and New Plan Benefits Table" below, and the Equity Plan is set forth in its entirety as Appendix A hereto. The Board believes that the Company's long-term success is dependent upon the ability of the Company to attract and retain outstanding individuals who, by virtue of their ability and qualifications, make important contributions to the Company. The Board believes that providing management the opportunity for stock ownership through the Equity Plan enhances stockholder value because the value of a grant increases only if the price of the Company's Class B Common Stock increases.

              PROPOSAL 4.   THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR
PROPOSAL 4 TO APPROVE THE 1994 MANAGEMENT INCENTIVE EQUITY PLAN. PROXIES WILL BE SO VOTED UNLESS STOCKHOLDERS SPECIFY OTHERWISE IN THEIR PROXIES. FOR APPROVAL, PROPOSAL 4 REQUIRES THE AFFIRMATIVE VOTE OF A MAJORITY OF THE SHARES PRESENT IN PERSON, OR BY PROXY, AT THE MEETING AND ENTITLED TO VOTE.

                                 OTHER MATTERS

              It is not anticipated that there will be presented to the meeting any business other than election of directors and ratification of the appointment of independent accountants. If any other matters requiring the vote of the stockholders arise, including the question of adjourning the meeting and other matters not known reasonably in advance by the Company, the persons named in the accompanying proxy will vote on such matters according to their best judgment.

              Regardless of the number of shares owned by you, it is important that they be represented at the meeting, and you are respectfully requested to sign, date and return the accompanying proxy at your earliest convenience.


               ADDITIONAL INFORMATION REGARDING 1993 TRANSACTIONS

              As discussed in the Company's Annual Report for 1993, the Company completed three significant transactions in 1993 resulting in the restructuring of its financial and organizational operations. These transactions, which represent the consummation of strategic objectives of the Company in 1993 (the "1993 Transactions"), are described below

              (1) On July 28, 1993 the Company, through its wholly owned subsidiary Spectradyne, Inc. ("Spectradyne") entered into an agreement with Electronic Data Systems Corporation ("EDS") to install an advanced hotel pay-per-view system (the "EDS Strategic Alliance"). Under the agreement, EDS and the Company are installing a Compressed Digital Video ("CDV(TM)") satellite movie transmission system (the "CDV Satellite Network") throughout most of the Company's current and future North American hotel sites. The CDV Satellite Network will substantially replace the Company's existing analog technology, which relies exclusively on videotape players located at each hotel and which technology has been used since the Company's inception in 1971.

              (2) On October 5, 1993 the Company issued, through a public offering, 7,650,000 shares of its Class B Common Stock (including 650,000 shares under an over-allotment option) and $209,500,000 aggregate principal amount of 11.5% senior discount notes due 2001 (the debt and equity offerings referred to herein as the "Offerings"), resulting in net proceeds to the Company of approximately $223.8 million. The net proceeds from the Offerings were used to refinance an aggregate principal amount of $182.6 million of outstanding obligations under the Company's senior bank loan (the "Old Bank Credit Facility") and the Company's revolving line of credit (the "Old Supplemental Credit Facility") and also for general corporate purposes, including to fund capital expenditures required for the implementation of the EDS Strategic Alliance and the Company's expansion plans. In connection with the Class B Common Stock offering, the underwriters exercised an over-allotment option and purchased 400,000 shares of Class B Common Stock purchased from Rainbow upon Rainbow's conversion of 400,000 shares of Class A Common Stock. The Company did not receive any of the proceeds from the shares sold by Rainbow. See "Principal Stockholder Transactions."

              Concurrently with the Offerings the Company obtained a revolving credit facility with borrowing availability of $20 million from two financial institutions (the "Revolving Credit Facility"). The Revolving Credit Facility includes a letter of credit subfacility of up to $10 million including a letter of credit in the amount of $7.5 million supporting the Company's Canadian bank credit facility. The Revolving Credit Facility matures October 5, 1997.

              (3) Effective December 17, 1993 the Company sold its manufacturing operations to The Cerplex Group. The sale included all manufacturing inventory and equipment. Certech Technology, Inc. (a wholly owned subsidiary of The Cerplex Group) will manufacture and sell to the Company its hotel entertainment system components. The transaction resulted in cash proceeds to the Company of approximately $5.2 million.

                               EXECUTIVE OFFICERS

              Albert D. Jerome -- Age 51, Chief Executive Officer and President and Director of SPI Holding, Inc. and its subsidiaries, including Spectradyne, since November 1991. Information about Mr. Jerome is included on page 5 with the information on nominees for the Board of Directors.

              Danny G. Hair -- Age 44, Vice President of Finance and Chief Financial Officer of SPI Holding, Inc. and its subsidiaries, including Spectradyne, since November 1991. Mr. Hair was Controller and Chief Accounting Officer of Lone Star Technologies, a manufacturing and financial services company, from June 1990 to October 1991. From April 1987 through June 1990, Mr. Hair was Senior Vice President and Chief Financial Officer of Michigan General Corporation, a retailing company. From June 1986 through April 1987, Mr. Hair was Vice President of Audit and Chief Administrative Officer of Club Corporation of America, a country, athletic and city club operator. Mr. Hair is a Certified Public Accountant.

              Matthew Hutchins -- Age 38, Vice President, Chief Legal Officer and Corporate Secretary of SPI Holding, Inc. and its subsidiaries, including Spectradyne., since 1990. Mr. Hutchins is also responsible for the Company's international operations. Mr. Hutchins was outside counsel for Spectradyne as a senior associate with the firm of Andrews & Kurth L.L.P. in Dallas for two years prior to joining the Company. He was with Andrews & Kurth L.L.P. from 1984 to 1990.

              Jon M. Nottingham -- Age 51, Senior Vice President of Sales and Customer Services for Spectradyne. Prior to joining Spectradyne in September 1992, Mr. Nottingham was President of Distribution for LBS Communications, a television program syndication firm from 1987 until September 1992. Prior to 1987, Mr. Nottingham was Vice President, Television Station Sales for Arbitron, a television audience ratings firm.

              Harry S. Budow -- Age 32, Senior Vice President of Marketing and Business Development for Spectradyne. Before joining Spectradyne in March 1990, Mr. Budow was Vice President of Marketing and Engineering for Voice Response, Inc., a provider of interactive voice response systems, from September 1989 to February 1990 and an executive director of European operations for VMX Inc., a developer of voice mail systems, from 1986 to 1989.

              Howard Gardner -- Age 35, Senior Vice President of Product Design and Delivery for Spectradyne since November 1993. From 1984 to 1993, Mr. Gardner served in various capacities, most recently as Divisional General Manager, with SRX Inc., a developer and manufacturer of digital telecommunications systems for business and public safety markets.

              The Company's Bylaws provide that each officer shall hold office until the officer's successor is elected or appointed or until the officer's death, resignation or removal by the Board.

                             EXECUTIVE COMPENSATION


              The Summary Compensation Table includes individual compensation information on the Chief Executive Officer, the four other most highly paid executive officers and Seamus McGill, former Senior Vice President, for services rendered in all capacities during the years ended December 31, 1993, 1992 and 1991.

                           SUMMARY COMPENSATION TABLE

                                                                      Other
                                                                     Annual     All Other
   Name and                               Annual         Annual      Compen-     Compen-
Principal Position              Year     Salary (1)      Bonus       sation (3)  sation (4)
- - ------------------              ----     -------         -----       -------     -------
Albert D. Jerome                1991     $ 11,538     $    ---        $   ---     $   ---
President & Chief               1992     $627,977      150,000(2)     $57,857     $78,704
Executive Officer               1993     $622,654     $175,000        $   ---     $ 7,870


Danny G. Hair                   1991     $ 27,749     $    ---        $   ---     $   ---
Vice President &                1992     $188,017     $    ---        $   ---     $ 4,873
Chief Financial Officer         1993     $196,770     $125,000        $   ---     $ 5,139


Matthew Hutchins                1991     $137,243     $ 23,438        $   ---     $   ---
Vice President, Chief Legal     1992     $170,492     $    ---        $   ---     $   ---
Officer & Corporate             1993     $176,333     $100,000        $   ---     $ 5,996
Secretary

Harry S. Budow                  1991     $ 87,602     $ 15,937        $   ---     $ 2,877
Senior Vice Bresident,          1992     $147,127     $    ---        $   ---     $ 5,016
Marketing & Business            1993     $151,117     $150,000        $   ---     $ 4,497
Development, Spectradyne, Inc.

Jon M. Nottingham               1991          ---     $    ---        $   ---     $   ---
Senior Vice President,          1992          ---     $    ---        $   ---     $   ---
Sales and Customer              1993     $204,050     $ 75,000        $44,525     $ 7,195
Service, Spectradyne, Inc.

Seamus McGill (5)               1991     $134,737     $ 20,625        $   ---     $  4,495
Senior Vice President           1992     $195,457     $    ---        $   ---     $  4,987
Spectradyne Inc.                1993     $ 44,234     $    ---        $   ---     $257,651



___________________________

(1) Annual salaries for 1992 include payment of an additional pay-period due to a change in payroll practices. Annual salaries for 1993 include amounts attributable to salary increases that became effective in 1992.

(2) Mr. Jerome's 1992 bonus was paid in consideration of his forfeiture of his former employer's outstanding unvested stock options, bonus and other benefits.

(3) In accordance with the transitional provisions of the SEC rules, the Company has not provided any information in this column for any fiscal year of the Company that ended prior to 1992. Perquisites for each individual named in the Summary Compensation Table for 1992 and 1993, except Mr. Jerome in 1992 and Mr. Nottingham in 1993, are not reflected because the value aggregated less than the lower of $50,000 or 10% of the total annual salary and bonus reported for such individual in the Summary Compensation Table. Other annual compensation for Mr. Jerome in 1992 includes $45,019 for relocation expenses as provided in Mr. Jerome's employment agreement. Other annual compensation for Mr. Nottingham in 1993 is for reimbursement of relocation expenses.

(4) All other compensation consists solely of the aggregate value of the Company contribution under the Savings for Retirement Plan, except that all other compensation for Mr. Jerome in 1992 consists solely of $7,689 of Company contributions under the Savings for Retirement Plan, a payment of $39,780 to Mr. Jerome's former employer for the equity in a life insurance policy and premiums totalling $40,235 for the two-year period ending December 31, 1993, and all other compensation for Mr. McGill in 1993 consists solely of $1,954 of Company contributions under the Savings for Retirement Plan and a severance payment of $255,697. See footnote 5 following with respect to Mr. McGill's compensation in 1993.

(5) Mr. McGill resigned from the Company effective March 26, 1993. Upon his resignation, Mr. McGill received a payout of his employment contract through June 30, 1993 pursuant to a severance payment equal to one year's salary at his pay rate in effect on March 26, 1993.


EXECUTIVE RETIREMENT PLAN

              In 1985 the Board of Directors of the Company adopted the Executive Retirement Plan to provide retirement and death benefits to its executive officers, which plan was terminated by the Company in 1987 for new participants. Mr. Howard T. Buchanan, former Chairman of the Board and Chief Executive Officer of Spectradyne and currently a director of the Company, is the only current director or officer of the Company covered by the Executive Retirement Plan. The plan provided that the Company would pay to each executive officer who retired after becoming age 60, provided he had worked for the Company for at least 10 years, the lesser of (i) 60% of the highest base compensation (including salary but not including any bonuses or contributions to other plans) of the executive officer or (ii) $150,000 each year after retirement for 20 years. In the event of the death of an executive officer, the Company will pay his beneficiaries the remaining benefits. The benefits under the plan for executive officers are unfunded. The Company, however, has purchased insurance to cover its costs to pay the death benefits described above. The Company paid premiums of $26,000 during each of the years 1993, 1992 and 1991 to insure the death benefit under the plan. Mr. Buchanan received $150,000 under this plan for each of 1993, 1992 and 1991.

DESCRIPTION OF CERTAIN AGREEMENTS WITH MANAGEMENT

              As of January 28, 1992, the Company entered into a five-year employment agreement with Albert D. Jerome, its President and Chief Executive Officer, effective December 16, 1991, providing for an annual base salary of $600,000. Under this agreement the base salary will be adjusted annually to reflect increases in the Consumer Price Index. Additionally, the agreement provided for a one-time $150,000 signing bonus paid in January 1992, the payment of Mr. Jerome's moving expenses and up to $50,000 of the expenses associated with the sale, purchase, rental or carrying of his personal residences. In addition to an annual base salary, Mr. Jerome's compensation pursuant to his employment agreement includes an annual incentive opportunity with payment based on attainment by the Company of predetermined financial performance criteria. Such criteria are based on achievement of (i) certain cash flow targets, which are based on the Company's earnings before interest, income taxes, depreciation and amortization, and without adjustments for extraordinary transactions and (ii) projected financial results for the fiscal year, which are based on the attainment of targets with respect to cash flow, projected revenue, return on capital and other factors reasonably agreed to by Mr. Jerome and Messrs. John Davis and Marvin Davis. The cash flow target for fiscal year 1992 and each year thereafter must represent an increase from the prior year's cash flow. The amount of the increase as well as the projected financial results are to be established jointly by Mr. Jerome and Messrs. John Davis and Marvin Davis at the beginning of each fiscal year. The agreement provides that annual bonuses are not to exceed $350,000, the majority of which is based upon the Company's cash flow for the years 1992 through 1996. No bonuses were paid for 1992 or 1993 for cash flow achievement. Other financial performance criteria and targets have not been determined. Mr. Jerome did receive a bonus of $175,000 for 1993. The Compensation Committee approved such bonus based on the Committee's subjective evaluation of Mr. Jerome's contributions to the 1993 Transactions. Mr. Jerome's employment agreement also provides for a phantom stock bonus where Mr. Jerome may earn a cash bonus, vesting through 1996, of up to 7% of the amount and upon the terms described in the table below. At December 31, 1993, the Company had no liability under the phantom stock bonus plan.

              As of April 5, 1993, the Company's wholly owned subsidiary, Spectradyne, entered into a personal services agreement with Mr. Harry S. Budow, Senior Vice President of Marketing and Business Development, which provided for an annual base salary of $150,000, an annual discretionary incentive bonus, and participation in benefit plans maintained by the Company. The agreement was amended as of March 24, 1994 to extend its initial term to December 31, 1996, to require a five-month notice of termination prior to the end of the then current term, and to increase Mr. Budow's annual base salary to $200,000. The agreement is automatically extended for one year unless either party notifies the other in writing at least five months prior to the expiration of the current term. The agreement includes a covenant not to compete during the term of the agreement and in the event of termination of the agreement for so long as Spectradyne pays Mr. Budow in accordance with the terms of the agreement, and also includes confidentiality provisions in effect during the term of the agreement and for two years thereafter.

              As of October 16, 1991, the Company's wholly owned subsidiary, Spectradyne, entered into an employment agreement with Seamus McGill, its Senior Vice President of Operations. The agreement provided for employment at an annual base salary of $180,000. The agreement also included an annual discretionary cash bonus of at least 25% but no greater than 50% of Mr. McGill's annual base salary. Mr. McGill resigned from the Company effective March 26, 1993. Upon his resignation, the Company paid Mr. McGill $261,235, representing salary and benefits through June 1994, in fulfillment of all Company obligations under the agreement.

_

LONG-TERM INCENTIVE PLAN -- AWARD IN 1993(1)


                                                Number of                 Performance or
                                                Shares, Units or          Other Period
                     Name                       Other Rights (#)          Until Payout
                     ----                       ----------------          -------------
              Albert D. Jerome                    5%-7%(2)                   01/01/99(1)

         -----------------------------

(1) The phantom stock bonus will be payable pursuant to the Company's employment agreement with Mr. Jerome on the earlier of the sale of the Company (as defined in the agreement) or January 1, 1999, and no amounts were awarded in 1992 or 1993 pursuant to the agreement.

(2) Cash bonus of 5% of the amount by which the fair market value of the equity interests in the Company owned by entities controlled by Mr. Marvin Davis (the "Davis Affiliates") exceeds the total value of the investments by the Davis Affiliates in the Company (plus interest accrued at the prime rate from the date of such investments), with such value not to exceed $100 million, subject to vesting upon the sale of the Company (as defined in the agreement) or in installments based on continued employment from December 31, 1992 through January 1, 1997. If the fair market value of the equity interests owned by the Davis Affiliates exceeds the total investments by greater than $200 million, the cash bonus is 7% of such excess amount. In the event the Davis Affiliates sell less than all of their equity interest in the Company, Mr. Jerome shall be entitled to a pro rata share of the phantom stock bonus.


INCENTIVE BONUS PLAN

              In 1994, the Compensation Committee has recommended and the Board of Directors has approved the 1994 Management Incentive Bonus Plan of SPI Holding, Inc. (the "Bonus Plan"). The Bonus Plan is intended to further the attainment of the Company's profit and growth objectives by providing incentives to key executives whose management and individual performances have a direct impact on achieving those objectives. The Bonus Plan is also expected to encourage the continued employment of the Company's key executives and to facilitate the recruiting of executive personnel in the future. Pursuant to the Bonus Plan, upon the recommendation of the Chief Executive Officer, the Compensation Committee will award cash bonus awards to eligible employees. The bonuses, which may be made on an annual basis, will be contingent on the Company's achievement of targeted levels of pre-tax net operating cash flow ("cash flow") for the year, and will be paid out of a pool consisting of an amount equal to up to 10% of the cash flow, if any, in excess of the target.
In addition, the Compensation Committee, upon the recommendation of the Chief Executive Officer, may award a special bonus (under special circumstances) of up to one-half of one percent of cash flow for the year. The target will be established by the Compensation Committee, in consultation with the Chief Executive Officer. Eligible employees will be those who are determined by the Compensation Committee to be in a position to have a direct impact on the Company's profitability, but the Chief Executive Officer will not be eligible. The maximum bonus that will be payable to any employee is 100% of his base salary. The Bonus Plan became effective as of January 1, 1994, for years beginning on and after that date.

DESCRIPTION OF EQUITY PLAN AND NEW PLAN BENEFITS TABLE

              The Equity Plan, which is subject to approval by the Company's stockholders, is a stock plan providing for the grant of (i) incentive stock options and nonqualified stock options ("Options"), (ii) stock appreciation rights ("Rights") and restricted stock awards ("RSAs"). The Equity Plan provides that the total number of shares of Class B Common Stock that may be subject to Options, Rights and RSAs is 1,800,000 shares and that the maximum number of shares that may be subject to Options or Rights granted to any eligible individual employee in any calendar year is 180,000. Options, Rights and RSAs are collectively referred to as "Incentive Awards."

              The Equity Plan is administered by a committee selected by the Company's Board of Directors (the "Plan Committee"), consisting of two or more directors who are not also employees of the Company, each of whom is disinterested within the meaning of Rule 16b-3(c)(2) of the Exchange Act. Eligible employees are those senior management or other key employees of the Company and its subsidiaries (including key employees who are also directors) as may be selected by the Plan Committee from time to time, upon recommendation of the Compensation Committee. On February 2, 1994, the Compensation Committee, serving as the Plan Committee, approved, subject to stockholder approval of the Equity Plan, the incentive stock option grants shown in the New Plan Benefits Table.

              At the time an Option is granted, the Plan Committee may, in its sole discretion, designate whether an Option is to be considered an incentive stock option or nonqualified stock option. Unless otherwise expressly provided at the time of grant, Options under the Equity Plan will be incentive stock options. To the extent that the aggregate fair market value of incentive stock options granted to an employee which become exercisable in any calendar year exceeds $100,000, such Options will be designated as nonqualified options.

              The price per share to be purchased pursuant to the exercise of an Option shall be determined by the Plan Committee at the time of grant; provided, however, that the purchase price per share for the exercise of an incentive stock option shall not in any event be less than 100% of the fair market value of such shares on the date of the grant. Payment of the purchase price under Options can be made in cash, previously owned shares of Class B Common Stock having a value equal to the exercise price, or by such other method as the Plan Committee may permit from time to time. However, a holder may not use previously owned shares that were acquired pursuant to the Equity Plan, or any other stock plan that may be maintained by the Company or its subsidiaries, to pay the purchase price under an Option unless the holder has beneficially owned such shares for at least six months.

              The Plan Committee can grant Rights either (i) independently of Options, (ii) in connection with Options whereby the exercise of the Option cancels the corresponding number of Rights or the exercise of the Rights cancels the Option ("Alternative Rights") or (iii) in connection with Options whereby the exercise of an Option is deemed to be a simultaneous exercise of the corresponding number of Rights ("Conjunctive Rights"). The number of shares with respect to which Alternative Rights are surrendered shall not be available for future grants of Incentive Awards.

              A Right with respect to a share of Class B Common Stock entitles the holder to receive an amount equal to the excess (or a portion of the excess, as determined by the Plan Committee at the time of grant), of the fair market value of a share on the date of exercise over (i) the fair market value of a share on the date of grant, in the case of a Right granted independently of any Option, or (ii) the exercise price of the related Option, in the case of a Right granted in connection with an Option.

However, with respect to Rights exercised by officers and directors who are subject to Section 16(b) of the Exchange Act, during quarterly ten-day periods beginning on the third day after the Company's quarterly statements of sales and earnings, the amount payable to all such holders who exercise their Rights during any such period may be uniformly determined by reference to a single fair market value of a share of Class B Common Stock on any day during such relevant quarterly period, as may be designated by the Plan Committee, rather than the fair market value of such Class B Common Stock on the actual date of exercise by each respective holder. The Plan Committee may limit the amount payable upon the exercise of any Rights.

              At the election of the holder, but subject to disapproval of such election by the Plan Committee, distribution of the amount payable upon the exercise of Rights granted independently of any Option may be made in shares of Class B Common Stock, valued at their fair market value on the date of exercise of the Rights, or in cash, or in a combination of cash and shares. Payment pursuant to the exercise of Conjunctive Rights or Alternative Rights shall be made solely in cash.

              Unless otherwise specified by the Plan Committee, Options and Rights shall be exercisable cumulatively at the rate of 25% per year commencing on the first anniversary of the date of grant; however Options or Rights granted prior to stockholder approval of the Equity Plan will become exercisable cumulatively at the rate of 25% on the date of stockholder approval and 25% per year on each of the first, second and third anniversaries of the date of grant. All Options and Rights become immediately exercisable in the event of death, disability, a Change in Control of the Company (as defined in the Equity Plan) or upon the occurrence of such special circumstance or event as the Plan Committee determines. However, no Options or Rights may be exercised earlier than six months following the later of the date of grant or stockholder approval of the Equity Plan. Options and Rights related thereto generally will be exercisable for ten years after the date of grant. Rights granted independently of Options generally will be exercisable for a period determined by the Plan Committee, but in no event after ten years from the date of grant. Unexercised Options or Rights held by terminated employees will expire on the earlier of sixty days after the date of termination of employment or the stated expiration date; however, in the case of a termination due to disability or death, the sixty-day period is extended to one year after such termination.

              The recipient of an RSA is granted shares (or a right to purchase shares) of Class B Common Stock. Such shares are subject to transfer restrictions determined by the Plan Committee, and subject to a substantial risk of forfeiture unless and until specific conditions established by the Plan Committee are met. Unless otherwise specified by the Plan Committee, restrictions imposed by the Plan Committee shall lapse at a rate of 25% per year beginning on the first anniversary date of grant. The recipient forfeits the restricted shares upon voluntary resignation or discharge for cause prior to the end of the restriction period.

              Payment of the purchase price for restricted shares shall be made in cash, by check, or by such other method as the Plan Committee may permit.

              Certificates for the shares of Class B Common Stock granted or purchased pursuant to an RSA shall be issued in the name of the holder thereof, but the certificates shall be retained by the Company for the holder's account and shall not be delivered to the holder until the end of the restriction period. The holder of an RSA has the right to vote the shares of Class B Common Stock registered in his or her name. Dividends and distributions (including stock dividends and distributions in the event of a split-up, conversion, exchange, reclassification or substitution) with respect to such shares may be retained by the Company for the holder's account, to be distributed to the holder at the time the restriction period ends.

              Each Incentive Award shall contain usual anti-dilution provisions which will be applicable in the event of a stock dividend, split-up, conversion, exchange, reclassification or substitution. In the event of a recapitalization, merger, consolidation, rights offering, reorganization, liquidation, or other change in the Company's corporate structure or outstanding shares, the Plan Committee may make such equitable adjustments to the number of shares and the class of shares available under the Equity Plan or to any outstanding Incentive Award as it shall deem appropriate to prevent dilution or enlargement of rights.

              The Company shall obtain such consideration for granting Incentive Awards under the Equity Plan as the Plan Committee in its discretion may request.

              Each Incentive Award may be subject to provisions to assure that any exercise or disposition of Class B Common Stock will not violate the securities laws.

              The Board of Directors or the Plan Committee may at any time withdraw or amend the Equity Plan and may, with the consent of the affected holder of an outstanding Incentive Award, at any time withdraw or amend the terms and conditions of such Incentive Awards. Any amendment which would increase the number of shares issuable pursuant to Incentive Awards or change the class of employees to whom Incentive Awards may be granted shall be subject to the approval of the stockholders of the Company within one year of such amendment.

 No Incentive Award may be granted under the Equity Plan after February 1, 2004.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

              The Federal income tax consequences to an employee who receives incentive stock options generally will, under current law, be as follows:

              An employee will not realize any income upon the grant or exercise of an incentive stock option. If the employee disposes of the shares of Class B Common Stock acquired upon the exercise of an incentive stock option at least two years after the date the Option is granted and at least one year after the Class B Common Stock is transferred to him or her, the employee will realize long-term capital gain in an amount equal to the excess, if any, of his or her selling price for the shares over the Option exercise price. In such case, the Company will not be entitled to any tax deduction resulting from the issuance or sale of the shares. If the employee disposes of the shares of Class B Common Stock acquired upon the exercise of an incentive stock option prior to the expiration of two years from the date the Option is granted, or one year from the date the Class B Common Stock is transferred to him or her, any gain realize will be taxable at such time as follows: (a) as ordinary income to the extent of the difference between the option exercise price and the lesser of the fair market value of the shares on the date the option was exercised or the amount realized from such disposition, and (b) as capital gain to the extent of any excess, which gain shall be treated as short-term or long-term capital gain depending upon the holding period of the Class B Common Stock. In such case, the Company may claim an income tax deduction (as compensation) for the amount taxable to the employee as ordinary income.

              In general, the difference between the fair market value of the Class B Common Stock at the time the incentive stock option is exercised and the Option exercise price will constitute an item of adjustment, for purposes of determining alternative minimum taxable income, and under certain circumstances may be subject, in the year in which the Option is exercised, to the alternative minimum tax.

              If an employee uses shares of Class B Common Stock which he or she owns to pay, in whole or in part, the exercise price for shares acquired pursuant to an incentive stock option, (a) the holding period for the newly issued shares of Class B Common Stock equal in value to the old shares which were surrendered upon the exercise shall include the period during which the old shares were held, (b) the employee's basis in such newly issued shares will be the same as his or her basis in the old shares surrendered and (c) no gain or loss will be recognized by the employee on the old shares surrendered. However, if any employee uses shares previously acquired pursuant to the exercise of an incentive stock option to pay all or part of the exercise price under an incentive stock option, such tender will constitute a disposition of such previously acquired shares for purposes of the one-year (or two-year) holding period requirement applicable to such incentive stock option and such tender may be treated as a taxable exchange.

              The Federal income tax consequences to an employee who receives nonqualified stock options generally will, under current law, be as follows:

              An employee will not realize any income at the time the Option is granted. Generally, an employee will realize ordinary income, at the time the Option is exercised in a total amount equal to the excess of the then fair market value of the Class B Common Stock acquired over the exercise price. However, Section 83 of the Internal Revenue Code of 1986, as amended (the "Code") provides that, if a director, officer or principal stockholder (i.e., an owner of more than 10 percent of the outstanding shares of Class B Common Stock) receives shares pursuant to the exercise of an Option, he or she is not required to recognize any income until the date on which such shares can be sold at a profit without liability under Section 16(b) of the Exchange Act. At such time, the director, officer or principal stockholder will realize income equal to the amount by which the then fair market value of the shares acquired pursuant to the exercise of such Option exceeds the price paid for such shares. Alternatively, a director, officer or principal stockholder who would not otherwise be taxed at the time the shares are transferred may file a written election within 30 days with the Internal Revenue Service, to be taxed as of the date of transfer, on the difference between the then fair market value of the shares and the price paid for such shares.

              All income realized upon the exercise of a nonqualified stock option will be taxed as ordinary income. The Company will be entitled to a tax deduction (as compensation) for the amount taxable to an employee (including a director, officer and principal stockholder) upon the exercise of a nonqualified stock option, as described above, in the same year as those amounts are taxable to the employee.

              Shares of Class B Common Stock issued pursuant to the exercise of a nonqualified stock option generally will constitute a capital asset in the hands of an employee (including a director, officer or principal stockholder) and will be eligible for capital gain or loss treatment upon any subsequent disposition. The holding period of an employee (including a director, officer or principal stockholder) will commence upon the date he or she recognizes income with respect to the issuance of such shares, as described above. The employee's basis in the shares will be equal to the greater of their fair market value as of that date or the amount paid for such shares. If, however, an employee uses shares of Class B Common Stock which he or she owns to pay, in whole or in part, the exercise price for shares acquired pursuant to the exercise of a nonqualified stock option, (a) the holding period for the newly issued shares of Class B Common Stock equal in value to the old shares which were surrendered upon the exercise shall include the period during which the old shares were held, (b) the employee's basis in such newly issued shares will be the same as his or her basis in the surrendered shares, (c) no gain or loss will be realized by the employee on the old shares surrendered, and (d) the employee will realize ordinary income in an amount equal to the fair market value of the additional number of shares received over and above the number of old shares surrendered.

              The Federal income tax consequences to an employee who receives an RSA generally will, under current law, be as follows:

              An employee will not realize any income when the right to acquire shares subject to the RSA is granted, or when the certificates for the shares themselves are registered in the employee's name. The employee will realize ordinary income as and when the shares are no longer subject to a substantial risk of forfeiture (which risk of forfeiture includes the restrictions imposed by Section 16(b) of the Exchange Act), in an amount equal to the difference between the fair market value of the shares as of such date and the price he or she paid for such shares. Alternatively, the employee can file a written election with the Internal Revenue Service, no more than 30 days after the certificates for the shares are issued, to be taxed as of the date of issuance on the difference between the then fair market value of the shares and the price he or she paid for such shares. Once the employee has realized ordinary income with respect to the RSA, any subsequent increase in the value of the shares subject to the RSA generally will be taxed when the shares are sold, as long-term or short-term capital gain, depending on how long the shares are held. The employee's holding period with respect to the shares will begin on the date he or she realizes ordinary income with respect to the shares and the basis in the shares will be equal to their then fair market value. The Company will be entitled to a tax deduction when, and to the extent, ordinary income is realized by the employee with respect to such shares. Any dividends or other distributions paid on the shares generally will be taxable when distributed to the employee.

              An employee will be subject to tax, at ordinary income tax rates, on the amount of cash and the fair market value of any property received upon the exercise of any Rights. The Company will be entitled to a tax deduction equal to the amount includable in the employee's income.

              In addition to the Federal income tax consequences discussed above, Section 280G of the Code provides that if an officer, stockholder or highly compensated individual receives a payment which is in the nature of compensation and which is contingent upon a change in control of the employer, and such payment equals or exceeds three times his or her "base salary" (as hereinafter defined), then any amount received in excess of base salary shall be considered an "excess parachute payment." An individual's "base salary" is equal to his or her average annual compensation over the five-year period (or period of employment, if shorter) ending with the close of the individual's taxable year immediately preceding the taxable year in which the change in control occurs. If the taxpayer establishes, by clear and convincing evidence, that an amount received is reasonable compensation for past or future services, all or a portion of such amount may be deemed not to be an excess parachute payment. If any payments made under the Equity Plan in connection with a change in control of the Company constitute excess parachute payments with respect to any employee, then in addition to any income tax which would otherwise be owed on such payment, the individual will be subject to an excise tax equal to 20% of such excess parachute payment and the Company will not be entitled to any tax deduction to which it otherwise would have been entitled with respect to such excess parachute payment.

              Section 280G provides that payments made pursuant to a contract entered into within one year of the change in control are presumed to be parachute payments unless the individual establishes, by clear and convincing evidence, that such contract was not entered into in contemplation of a change in control. In addition, the General Explanation of the Tax Reform Act of 1984 prepared by the Staff of the Joint Committee on Taxation indicates that the grant of an Incentive Award within one year of the change in control or the acceleration of an Incentive Award because of a change in control may be considered a parachute payment, in an amount equal to the value of the Incentive Award or the value of the accelerated portion of the Incentive Award, as the case may be. Pursuant to proposed regulations issued by the Treasury Department under Section 280G, the acceleration of a nonqualified stock option because of a change in control is considered a parachute payment in an amount equal to the value of the accelerated portion of the option. Even if the grant of an Incentive Award within one year of the change in control or the acceleration of an Incentive Award is not a parachute payment for purposes of
Section 280G, the exercise of an Option or Right granted within one year of the change in control or the exercise of the accelerated portion of an Option or Right may result in a parachute payment, in an amount equal to the excess of the fair market value of the shares received upon exercise of the Option over the exercise price (or the cash or fair market value of shares received upon the exercise of Rights). Payments received for the cancellation of an Incentive Award because of a change in control may also result in parachute payments.

              Under Section 162(m) of the Code, publicly held companies generally may not deduct compensation for certain employees to the extent such compensation exceeds $1 million for the taxable year. The $1 million limitation would apply to the Company's Chief Executive Officer and the four most highly compensated officers other than the Chief Executive Officer. Compensation which is performance-based (as defined in the Code and rules and regulations thereunder) however, is not counted as subject to the deductibility limitations of Section 162(m). Income pursuant to Options and Rights under the Equity Plan are intended to permit the full deduction by the Company, by qualifying such amounts as performance-based compensation and, therefore, exempt from the limitations of Section 162(m). Income pursuant to RSAs would be subject to the deductibility limitations of Section 162(m).

              The foregoing summary with respect to Federal income taxation does not purport to be complete and reference is made to the applicable provisions of the Code.

              The following table shows the number of Options awarded on February 2, 1994, subject to approval of the Equity Plan by the stockholders, to the following persons: (i) each of the Chief Executive Officer and the four most highly compensated executive officers of the Company; (ii) the executive officers as a group; and (iii) all other non-executive officers and employees as a group:


                               NEW PLAN BENEFITS

           1994 Management Incentive Equity Plan of SPI Holding, Inc.



Name and Position                                         Number of Options(1)
- - -----------------                                         -----------------
Albert D. Jerome, President                                       ---
& Chief Executive Officer

Danny G. Hair, Vice President                                  44,970
& Chief Financial Officer

Matthew Hutchins, Vice President,                              44,970
Chief Legal Officer & Corporate Secretary

Harry S. Budow, Senior Vice President,                         50,366
Marketing & Business Development,
Spectradyne, Inc.

Jon M. Nottingham, Senior Vice President,                      44,970
Sales and Customer Services, Spectradyne, Inc.

Executive Group                                               203,264
Non-Executive Officer Employee Group                          156,492
- - --------------------


(1) The exercise price under all Options granted was $7.875 per share, which amount was equal to the fair market value of the Class B Common Stock on the date of grant. Options vest 25% on the date of stockholder approval of the Equity Plan and 25% per year on each subsequent anniversary of the date of grant. Vesting is accelerated in the event of the holder's death or disability or a Change in Control of the Company (as defined in the Equity Plan). In the event the Equity Plan is not approved by the stockholders, all options granted shall be void and of no force and effect. On April __, 1994, the closing price per share of the Class B Common Stock as reported on the American Stock Exchange was $__.

                         STOCK PRICE PERFORMANCE GRAPH


              Prior to November 1992, the Company's Common Stock was privately held. In connection with the Company's financial restructuring completed in November 1992, the Company registered its Common Stock under Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Common Stock commenced trading on the American Stock Exchange on November 23, 1992.

                       (STOCK PRICE PERFORMANCE GRAPH)

                    November 23, 1992   December 31, 1992    December 31, 1993
                    -----------------   -----------------    -----------------
SPI Holding, Inc.       100.00                84.75               122.03
S&P 500                 100.00               103.20               113.61
Peer Group              100.00               106.92               162.94

Source:  S&P Compustat Services

              Set forth above is a line graph comparing the cumulative total stockholder return (change in year-end stock price plus reinvested dividends) on the Company's Common Stock against the cumulative total return of the Standard & Poor's 500 Stock Index and a peer group selected by the Company for the period commencing November 23, 1992 through December 31, 1993. The Company's selected peer group consists of the following cable television businesses: Adelphia Communications Corporation, Cablevision Systems Corporation, Century Communications Corp., Falcon Cable Systems Company, Galaxy Cablevision, L.P., Jones Intercable Investors, L.P. and TCA Cable TV, Inc.

              There can be no assurance that the Company's stock performance will continue into the future with the same or similar trends depicted in the graph above. The Company will not make or endorse any predictions as to future stock performance.


                      REPORT OF THE COMPENSATION COMMITTEE

COMPENSATION PROGRAM

              The Company's compensation program for executives is currently administered by the Compensation Committee of the Company's Board of Directors. The Compensation Committee is composed of Messrs. Goldberg, Poitier and Ziffren, all of whom are nonemployee directors. The Compensation Committee has the responsibility for ensuring that the Company's executive compensation program continues to be in the best interest of the stockholders. Set forth below is a report submitted by the Compensation Committee addressing the Company's executive compensation programs for 1993.

              The Company's financial results are highly dependent on its ability to attract and retain qualified executives. The general objectives of the executive officer compensation program are to provide a level of compensation that will allow the Company to attract and retain talented executive officers, particularly officers who are capable of identifying, structuring, financing and implementing the technological innovations and growth plans required in the Company's business.

EXECUTIVE OFFICER COMPENSATION

              The executive officers, including the named executive officers other than Mr. Jerome and Mr. Budow, received base salaries in 1993 at the rate determined in 1992. With respect to Mr. Jerome and Mr. Budow, base compensation for 1993 was determined in accordance with agreements with the Company. See "Description of Certain Agreements with Management."

              The bonuses paid for 1993 to executive officers, including the named executive officers and the Chief Executive Officer, were recommended to the Compensation Committee by the Chief Executive Officer and were approved by the Compensation Committee. The amount of the bonus awarded to executive officers in 1993, including the named executive officers and the Chief Executive Officer as described under "Chief Executive Officer Compensation," reflected the extent and nature of such executive officer's involvement with and contribution to the realization of the 1993 Transactions. The measures used to determine bonus amounts for executive officers in 1993 related to each officer's managerial responsibilities in connection with the 1993 Transactions as well as in connection with the conduct of the Company's business. The factors considered by the Compensation Committee were tied to the officer's area of responsibility, were generally qualitative rather than quantitative in nature and were not weighted according to any formula in determining bonus compensation.

              The Compensation Committee's specific objective in approving bonus compensation in 1993 was to ensure that senior management would remain with the Company after the financial restructuring in 1992 and would be adequately compensated for the additional demands placed upon senior management by the implementation of the Company's strategic objectives, including the 1992 financial restructuring, the EDS Strategic Alliance, the Offerings and the sale of the Company's manufacturing operations. The agreement for the EDS Strategic Alliance was executed in July 1993, the Offerings were successfully closed in October 1993, and the sale of the manufacturing operations was consummated in December 1993. In recognition of the extra demands placed upon senior management and the need for continuity of management during and after the 1992 restructuring and the 1993 Transactions, the Compensation Committee determined to provide a bonus in 1993 to certain of the executive officers. At the time of approving the 1993 bonus amounts, the Compensation Committee was aware of the increase in the price of the Company's Class B Common Stock, as shown in the Stock Price Performance Graph for 1993.

CHIEF EXECUTIVE OFFICER COMPENSATION

              The 1993 base salary of Mr. Jerome, who assumed the offices of President and Chief Executive Officer in November 1991, was determined solely in accordance with the terms of a five-year employment agreement with the Company, which provides for annual increases based upon the Consumer Price Index. The employment agreement reflects Mr. Jerome's previous total compensation history and his previous experience as President of NBC Television Stations, a position that provided Mr. Jerome with relevant experience in the television entertainment industry that is valuable in conducting the Company's particular business and in building useful business relationships for the Company. Mr. Jerome's compensation package pursuant to his employment agreement, which includes base salary, bonus, and long-term incentive awards, was approved by Mr. Marvin Davis and Mr. Gray as members of the 1991 Executive Committee and represents a premium required to attract a qualified chief executive officer to the Company during its 1992 restructuring process. The terms of the five-year employment agreement with Mr. Jerome are described above in "Description of Certain Agreements with Management."

              In addition to an annual base salary, Mr. Jerome's compensation pursuant to his employment agreement includes an annual incentive opportunity with payment based on attainment by the Company of predetermined financial performance criteria. See "Description of Certain Agreements with Management." The agreement provides that annual bonuses are not to exceed $350,000, the majority of which is based upon the Company's cash flow for the years 1992 through 1996. No bonuses were paid for 1992 or 1993 for cash flow achievement. Other financial performance criteria and targets have not been determined.
Mr. Jerome did receive a bonus of $175,000 for 1993. The Compensation Committee approved such bonus based on the Committee's subjective evaluation of Mr. Jerome's contributions to the 1993 Transactions. See "Executive
Officer Compensation."

              As set forth in his employment agreement, Mr. Jerome is also eligible for long-term incentive compensation, the principal purpose of which is to encourage Mr. Jerome to enhance the value of the Company and, hence, the price of the Common Stock and the stockholders' return. No long-term incentive compensation amounts are currently payable under the terms of the employment agreement. See "Long-Term Incentive Plan -- Award in 1993."

POLICY WITH RESPECT TO INTERNAL REVENUE CODE SECTION 162(M)

              Section 162(m) of the Code, which was enacted in 1993, generally disallows a tax deduction to public companies for compensation in excess of $1 million paid to the corporation's Chief Executive Officer and four other most highly compensated executive officers. Qualifying performance-based compensation will not be subject to the deduction limits if certain requirements are met. Section 162(m) of the Code and proposed regulations thereunder do not affect the Company's compensation payments for fiscal 1993 or compensation expected to be paid in 1994. In addition, stock options and stock appreciation rights which may be granted to executive officers under the Equity Plan have been structured in a manner that complies with Section 162(m) of the Code. See "Description of Equity Plan and New Plan Benefits Table -- Certain Federal Income Tax Considerations."

GENERAL

              The report of the Compensation Committee shall not be deemed incorporated by reference by any general statement incorporating by reference this Proxy Statement into any filing under the Securities Act or under the Exchange Act, except to the extent that the Company specifically incorporates this information by reference, and such report shall not otherwise be deemed filed under such acts.

Compensation Committee:     Leonard Goldberg
                            Sidney Poitier
                            Kenneth Ziffren

                       PRINCIPAL STOCKHOLDER TRANSACTIONS

              Pursuant to a management services agreement executed in connection with the 1992 restructuring, effective as of November 23, 1992, Rainbow, a general partnership controlled by Mr. Marvin Davis, a director of the Company, provided to the Company and its subsidiaries technical and financial advice, information and assistance, at the request of the Company, in connection with the management and conduct of the business and affairs of the Company and in connection with the guarantee of the Old Supplemental Credit Facility provided by Mr. Marvin Davis. Fees paid under this management services agreement were $182,189, plus out-of-pocket expenses of $56,000, in 1993. Upon the closing of the Offerings and the Revolving Credit Facility in October 1993, the management services agreement was terminated. See "Additional Information Regarding 1993 Transactions."

              In addition, on September 15, 1993, a majority of the Company's disinterested directors authorized the payment of a $1,000,000 transaction fee (the "Davis Capital Fee") to Davis Capital Advisors (an affiliate of Mr. Marvin Davis) as compensation for Davis Capital Advisors' assistance with the structuring, negotiation and execution of the agreement with EDS, the terms of the Offerings and the terms of the Revolving Credit Facility. In so authorizing, the Board of Directors found that the terms of the Davis Capital Fee were no less favorable than those that could have been obtained in a comparable transaction by the Company from an unrelated third party.

              In connection with the Company's Offering of 7,650,000 shares of Class B Comon Stock (including over-allotment option) in October 1993, the underwriters exercised an over-allotment option and purchased 400,000 shares of Class B Common Stock purchased from Rainbow upon Rainbow's conversion of 400,000 shares of Class A Common Stock. Rainbow paid underwriting discounts and commissions with respect to such 400,000 shares, and the Company paid all fees and expenses of the 1993 Offerings. The Company did not receive any of the proceeds from the 400,000 shares sold by Rainbow pursuant to the underwriters' over-allotment option.

              The Company believes that the management services agreement and the Davis Capital Fee between the Company and the affiliates of Mr. Marvin Davis were on terms at least as favorable as could be obtained from an unrelated third party.


                           CERTAIN OTHER TRANSACTIONS

              In connection with the termination of employment with certain of the Company's former executive officers, since December 1992, the Company has provided certain salary and other employment termination benefits or consulting payments to the following individuals in the aggregate amounts: Mr. Freddy Kalles, former Vice President of New Business Development, $118,856; and Mr. Seamus McGill, former Senior Vice President of Operations, $257,651.

              Pursuant to an employment agreement dated May 25, 1987, Mr. Howard T. Buchanan, former Chairman of the Board and Chief Executive Officer of Spectradyne, Inc. and a current director of the Company, receives $12,500 per month and customary employee benefits not to exceed $30,000 in any 12-month period in satisfaction of a change-of-control clause, which was triggered by the acquisition in 1987 of all of the outstanding stock of Spectradyne by the Company. This agreement expires in April 1995. Payments under this agreement were $167,250 for the year ended December 31, 1993. Mr. Buchanan also receives annual payments pursuant to a retirement plan. See "Executive Retirement Plan."

              As reported on Schedule 13G, Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ") is an affiliate of The Equitable Life Assurance Society of the United States and Equitable Capital Management Corporation, which entities together, own 8.0% of the Company's Class B Common Stock. DLJ was one of the underwriters of the Company's Offerings in 1993 and received a customary underwriting discount in connection with its services. See "Additional Information Regarding 1993 Transactions."

              During a period following August 16, 1993, a secondary offering of $6,933,000 principal amount of the Company's 11-1/2% Senior Subordinated Reset Notes due 2002 was consummated by Crescent Shared Opportunity Fund, L.P., Philadelphia life Insurance Company and DLJ as selling noteholders. The Company did not receive any of the proceeds from the offering of these notes but pursuant to certain registration rights agreements with the selling noteholders paid costs and expenses attributable to such offering (not including any brokers' discounts or commissions, which were paid by the selling noteholders). Mr. Robert D. Beyer, a director of the Company, is a Managing Director and Principal of Crescent Capital Corporation, an affiliate of a selling noteholder, Crescent Shared Opportunity Fund, L.P. In addition, Crescent Capital Corporation manages the investment account of Philadelphia Life Insurance Company, which was a selling noteholder, and of Guaranty Reassurance Corporation, which entity owned 5.4% of the Company's Class B Common Stock at the time of such offering. Mr. Beyer disclaims beneficial ownership of shares held by Guaranty Reassurance Corporation.

              For information regarding transactions with Rainbow Company, a general partnership controlled by Mr. Marvin Davis, see "Principal Stockholder Transactions."



               COMPLIANCE WITH SECTION 16(A) OF THE EXCHANGE ACT

              Section 16(a) of the Exchange Act requires the Company's directors and executive officers, and persons who own more than ten percent of a registered class of the Company's equity securities, to file with the Securities and Exchange Commission ("SEC") and the American Stock Exchange, initial statements of beneficial ownership (Form 3) and statements of changes in ownership (Forms 4 or 5) of Common Stock and other equity securities of the Company. Officers, directors and greater-than-ten-percent shareholders are required by SEC regulations to furnish the Company with copies of all Section 16(a) forms they file.

              To the Company's knowledge based solely on review of the copies of such reports furnished to the Company or written representations that no other reports were required, the Company believes that during 1993 all filing requirements applicable to its officers, directors and greater-than-ten-percent beneficial owners were complied with, except as follows. Following the appointment of Michael J. Seibert as a Class A Director effective November 18, 1993, the Form 3 required to be filed on behalf of Mr. Seibert was inadvertently not filed on a timely basis until February 3, 1994.

                       DEADLINE FOR STOCKHOLDER PROPOSALS

              To be considered for inclusion in the Company's Proxy Statement relating to the 1995 Annual Meeting of Stockholders, a stockholder proposal must be received in proper form at the Company's principal executive office no later than January 25, 1995, and must otherwise comply with the requirements of Rule 14a-8 under the Exchange Act.


                 ANNUAL REPORT AND INFORMATION FOR STOCKHOLDERS

              The annual report to stockholders, including consolidated financial statements, accompanies this Proxy Statement but does not constitute a part of the proxy soliciting materials. THE COMPANY WILL FURNISH A COPY WITHOUT CHARGE OF ITS ANNUAL REPORT ON FORM 10-K FOR THE YEAR ENDED DECEMBER 31, 1993, INCLUDING FINANCIAL STATEMENTS AND THE FINANCIAL STATEMENT SCHEDULES BUT WITHOUT EXHIBITS, TO EACH PERSON WHOSE VOTE IS SOLICITED BY THIS PROXY STATEMENT, UPON WRITTEN REQUEST TO JANICE SCHROER, INVESTOR RELATIONS, SPI HOLDING, INC., 1501 NORTH PLANO ROAD, RICHARDSON, TEXAS 75081. Upon the payment of the Company's reasonable expense of furnishing the exhibit requested, the Company upon request will furnish any exhibit to the Form 10-K to any person whose vote is solicited by this Proxy Statement.


                                 MISCELLANEOUS

              Please date, sign and return the proxy at your earliest convenience in the enclosed envelope. No postage is required for mailing in the United States. A prompt return of your proxy will be appreciated.


                                       By Order of the Board of Directors



                                       Matthew Hutchins
                                       Corporate Secretary

Richardson, Texas
April 22,1994

                                                                PRELIMINARY COPY


                                PRELIMINARY COPY

SPI HOLDING, INC.                    ANNUAL MEETING MAY 25, 1994.
Proxy No. _____________.             Shares In Your Name.

The undersigned having received the notice and accompanying Proxy Statement for said meeting hereby constitutes and appoints ALBERT D. JEROME, DANNY G. HAIR AND MATTHEW HUTCHINS (the "Proxy Committee"), and each of them, his true and lawful agents and proxies with power of substitution in each, to represent and vote at the Annual Meeting May 25, 1994 or at any adjournment thereof on all matters coming before said meeting, all shares of SPI HOLDING, INC. which the undersigned may be entitled to vote. The above proxies are hereby instructed to vote as shown on the reverse side of this card.

P                   This proxy must be dated and signed exactly as shown hereon.

R                         Dated: ____________, 1994

O                         ___________________ Signature(s)

X
                          Executors, administrators, trustees, etc. should
Y                         give full title as such.  If the signer is a
                          corporation, please sign full corporate name by duly
REGISTRATION,             authorized officer.  Joint owners should each sign
       ADDRESS,           personally.
              CITY, STATE

                                                 CONTINUED FROM OTHER SIDE
SPI HOLDING, INC.           ANNUAL MEETING MAY 25, 1994

This proxy when properly executed will be voted in the manner directed herein by the above signed stockholder. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (2), (3), (4) AND (5) AND FOR THE ELECTION OF CLASS B DIRECTORS.

(1)   ELECTION OF CLASS B DIRECTORS.
      Nominees: John F. Berardi, Robert D. Beyer, Howard T. Buchanan, Skip Victor and Jeffrey I. Werbalowsky
      (Mark only one)

      ( ) VOTE FOR all nominees listed; except as marked to the contrary above
          (if any) (to withhold your vote for any individual nominee strike a line through the nominee's name in the list above).

      ( )  VOTE WITHHELD from all nominees.

(2)   APPROVAL OF INDEPENDENT ACCOUNTANTS
      FOR  ( ) AGAINST  ( )  ABSTAIN  ( )

(3)   APPROVAL OF CHANGE OF NAME TO SPECTRAVISION, INC.
      FOR  ( )       AGAINST  ( )  ABSTAIN  ( )

(4)   APPROVAL OF 1994 MANAGEMENT INCENTIVE EQUITY PLAN
      FOR  ( )       AGAINST  ( )  ABSTAIN  ( )

(5) In the discretion of the Proxy Committee, upon other matters as may properly come before the meeting.

P PLEASE MARK THIS BOX IF YOU WILL PERSONALLY BE ATTENDING THE MEETING. ( ) YOU ARE ENCOURAGED TO SPECIFY YOUR CHOICES BY MARKING THE APPROPRIATE
R BOXES ABOVE, BUT YOU NEED NOT MARK ANY BOXES IF YOU WISH TO VOTE IN ACCORDANCE WITH THE BOARD OF DIRECTORS' RECOMMENDATIONS. THE PROXY
O     COMMITTEE CANNOT VOTE YOUR SHARES UNLESS YOU SIGN AND RETURN THIS CARD.

X     THIS PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE COMPANY

Y

                     1994 MANAGEMENT INCENTIVE EQUITY PLAN
                                       OF
                               SPI HOLDING, INC.


         1. Purpose. The purpose of this 1994 Management Incentive Equity Plan is to advance the interests of SPI Holding, Inc. (the "Company") by encouraging and enabling the acquisition of a larger personal proprietary interest in the Company by officers, management and key employees of the Company and its Subsidiaries upon whose judgment and keen interest the Company is largely dependent for the successful conduct of its operations and by providing such officers, management and key employees with incentives to put forth maximum efforts for the success of the Company's business. It is anticipated that the acquisition of such proprietary interest in the Company and such incentives will stimulate the efforts of such officers, management and key employees on behalf of the Company and its Subsidiaries and strengthen their desire to remain with the Company and its Subsidiaries. It is also expected that such incentives and the opportunity to acquire such a proprietary interest will enable the Company and its Subsidiaries to attract desirable personnel.


         2. Definitions. When used in this Plan, unless the context otherwise requires:

                 (a)  "Alternative Rights" shall have the meaning set forth in
         Section 7.

                 (b) "Board of Directors" shall mean the Board of Directors of the Company, as constituted at any time.

                 (c) "CEO" shall mean the person who at the time shall be the Chief Executive Officer of the Company.

                 (d) "Chairman of the Board" shall mean the person who at the time shall be Chairman of the Board of Directors.

                 (e) "Committee" shall mean the Management Incentive Equity Plan Committee hereinafter described in Section 3.

                 (f)  "Common Stock" shall mean the Company's Class B Common
         Stock.

                 (g)  "Company" shall mean SPI Holding, Inc.

                 (h)  "Conjunctive Rights" shall have the meaning set forth in
         Section 7.

                 (i)  "Eligible Persons" shall mean those persons described in
         Section 4 who are potential recipients of Incentive Awards.

                 (j) "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

                 (k) "Fair Market Value" on a specified date shall mean the closing price at which a Share is traded on the stock exchange, if any, on which Shares are primarily traded or, if the Shares are not then traded on a stock exchange, the closing price of a Share as reported on the NASDAQ National Market System or, if the Shares are not then traded on the NASDAQ National Market System, the average of the closing bid and asked prices at which a Share is traded on the over-the-counter market, but if no Shares were traded on such date, then on the last previous date on which a Share was so traded, or, if none of the above are applicable, the value of a Share as established by the Committee for such date using any reasonable method of valuation.

                 (l) "Incentive Award" shall mean an Option, Restricted Stock Award or Rights granted pursuant to this Plan.

                 (m) "Internal Revenue Code" shall mean the Internal Revenue Code of 1986, as amended.

                 (n) "Options" shall mean any stock options granted pursuant to this Plan.

                 (o) "Plan" shall mean this 1994 Management Incentive Equity Plan of SPI Holding, Inc., as adopted by the Board of Directors on February 2, 1994, as such Plan from time to time may be amended.

                 (p) "Restricted Shares" shall mean the Shares issued as a result of a Restricted Stock Award.

                 (q) "Restricted Stock Award" shall mean a grant of Shares or of the right to purchase Shares pursuant to Section 12 hereof. Such Shares, when and if issued, shall be subject to such transfer restrictions and risk of forfeiture as the Committee shall determine at the time the Award is granted, until such specific conditions are met. Such conditions may be based on continuing employment or achievement of pre-established performance objectives, or both.

                 (r) "Rights" shall mean stock appreciation rights granted pursuant to the Plan, which shall entitle the holder thereof to receive from the Company cash or Shares or a combination of cash and Shares based upon the excess of the Fair Market Value of Shares at the time of exercise over the purchase price of the Shares subject to the related Option, or the Fair Market Value of Shares on the date the Rights were granted, as the case may be, subject to the terms and conditions of the Plan.

                 (s)  "Share" shall mean a share of Common Stock.

                 (t) "Spread" shall mean (i) with respect to Conjunctive Rights and Alternative Rights, the excess of the Fair Market Value of one Share on the date of exercise of such Rights over the purchase price per Share payable under the related Option and (ii) with respect to Rights not granted in connection with an Option, the excess of the Fair Market Value of one Share on the date of exercise of such Rights over the Fair Market Value of one Share on the date such Rights were granted.

                 (u) "Subsidiary" shall mean any corporation 50% or more of whose stock having general voting power is owned by the Company, or by another Subsidiary as herein defined, of the Company.

         3. Committee. This Plan shall be administered by a Committee which shall consist of two or more directors of the Company who are not also employees of the Company, each of whom shall be a "disinterested person" within the meaning of Rule 16b-3(c)(2) under the Exchange Act. The members of the Committee shall be selected by the Board of Directors. Each member of the Committee shall serve as such until such time as his successor is duly appointed by the Board of Directors. At all meetings of the Committee, a majority of its members shall be required to constitute a quorum for the transaction of business and all actions taken by the Committee shall require the affirmative vote of a majority of a quorum of its members. Alternatively, the Committee may take action by a written consent signed by a majority of its members. The Committee shall have all powers and authority in the administration of the Plan, including, without limitation, the authority to establish such rules and regulations, not inconsistent with the provisions of this Plan, which it may deem necessary or advisable to administer this Plan, the authority to interpret this Plan, and the authority to prescribe, amend and rescind the rules and regulations established by it, and to take such other action with regard to this Plan as it shall deem desirable to effectuate the purpose of this Plan. Determinations of the Committee as to any questions which may arise with respect to the interpretation of the provisions of this Plan shall be final.

         The Compensation Committee of the Board of Directors, acting by unanimous vote or written consent, shall from time to time make recommendations to the Committee with respect to

Incentive Awards to be granted under the Plan. The Committee, after taking such recommendations into consideration, shall, in its sole discretion, make all final determinations concerning grants of Incentive Awards hereunder.

         4. Participants. The class of persons who are potential recipients of Incentive Awards granted under this Plan shall consist of such senior management employees or other key employees of the Company or a Subsidiary as shall be chosen by the Committee. The parties to whom Incentive Awards are granted under this Plan, and the number of Shares subject to each such Incentive Award, shall be determined by the Committee in its sole discretion, subject, however, to the terms and conditions of this Plan. Persons to whom Incentive Awards may be granted include key employees who are also directors of the Company or a Subsidiary.

         5. Shares. Subject to the provisions of Section 16 hereof, 1,800,000 Shares in the aggregate may be subject to Options, Restricted Stock Awards and Rights granted independently of any Option, as determined by the Committee, all of which Shares may be either Shares held in treasury or authorized but unissued Shares. If the Shares that would be issued or transferred pursuant to any such Incentive Awards are not issued or transferred and cease to be issuable or transferable for any reason, the number of Shares subject to such Incentive Award will no longer be charged against the limitation provided for herein and may again be made subject to Incentive Awards; provided, however, that Shares as to which an Option has been surrendered in connection with the exercise of a related Right shall not again be available for the grant of any further Incentive Awards; and, provided further, that the counting of Shares subject to Incentive Awards granted under the Plan against the number of Shares available for further Incentive Awards shall in all cases conform to the requirements of Rule 16b-3 under the Exchange Act. The maximum number of Shares which may be the subject of Options and Rights granted to any Eligible Person in any calendar year shall not exceed 180,000 Shares.

         6. Grant of Options.     The number of Options to be granted to any
Eligible Person shall be determined by the Committee in its sole discretion.
At the time an Option is granted, the Committee may, in its sole discretion, designate whether such Option (a) is to be considered as an incentive stock option within the meaning of Section 422 of the Internal Revenue Code or (b) is not to be treated as an incentive stock option for purposes of this Plan and the Internal Revenue Code. Options with respect to which no designation is made by the Committee shall be deemed to be incentive stock options to the extent that the $100,000 limitation described in the following paragraph is met.

         Notwithstanding any other provision of this Plan to the contrary, to the extent that the aggregate Fair Market Value of the Shares with respect to which Options which are designated as (or deemed to be) incentive stock options granted to an employee first become exercisable in any calendar year exceeds $100,000, such Options shall be treated as Options which are not incentive stock options. For the purposes of the foregoing sentence, the Fair Market Value of the Shares shall be determined as of the date upon which the Options are granted, and all options which are incentive stock options shall be counted towards the $100,000 limitation, whether such options are granted under this plan or any other incentive stock option plan maintained by the Company or any
Subsidiary.   This paragraph shall be applied by taking options into account in the order in which they are granted.

         Nothing herein contained shall be construed to prohibit the issuance of Options at different times to the same person.

         The form of Option shall be determined from time to time by the Committee. A certificate of Option signed by the Chairman of the Board or the CEO or a Vice President of the Company, attested by the Treasurer or an Assistant Treasurer, or Secretary or an Assistant Secretary of the Company and bearing the seal of the Company affixed thereto, shall be issued to each person to whom an Option is granted. The certificate of Option for an Option shall be legended to indicate whether or not the Option is an incentive stock option.

         7. Grant of Rights.      The Committee shall have the authority in its
discretion to grant to any Eligible Person Rights which may be granted separately or in connection with an Option (either at the time of grant or at any time during the term of the Option). Rights granted in connection with an Option shall be granted with respect to the same number of Shares then covered by the Option, subject to adjustment pursuant to the provisions of Section 16 hereof, and may be exercised, as determined by the Committee in its discretion at the time of the grant of the Rights, either in conjunction with, or as an alternative to, the exercise of the related Option.

         Conjunctive Rights ("Conjunctive Rights") granted in connection with an Option shall entitle the holder thereof to receive payment from the Company only if and to the extent that the related Option is exercisable and is exercised. Upon any exercise of an Option in respect of which Conjunctive Rights shall have been granted, the holder of the Rights shall be entitled to receive payment of an amount equal to the product obtained by multiplying (i) the Spread, or such percentage or portion of the Spread as shall be determined by the Committee at the time of grant, by (ii) the number of Shares in respect of which the related Option shall have then been so exercised.

         Alternative Rights ("Alternative Rights") granted in connection with an Option shall entitle the holder thereof to receive payment from the Company only if and to the extent that the related Option is exercisable, by surrendering the Option with respect to the number of Shares as to which such Rights are then exercised. Upon any exercise of Alternative Rights, the holder thereof shall be entitled to receive payment of an amount equal to the product obtained by multiplying (i) the Spread, or such percentage or portion of the Spread as shall be determined by the Committee at the time of grant, by (ii) the number of Shares in respect of which the Rights shall have then been so exercised.

         Rights granted without relationship to an Option shall be exercisable as determined by the Committee, but in no event more than ten years from the date of grant. Such Rights shall entitle the holder, upon the exercise thereof, to receive payment from the Corporation of an amount equal to the product obtained by multiplying (i) the Spread, or such percentage or portion of the Spread as shall be determined by the Committee at the time of grant, by
(ii) the number of Shares in respect of which the Rights shall have then been so exercised.

         Notwithstanding anything contained herein, the Committee may, in its sole discretion, limit the amount payable upon the exercise of Rights. Any such limitation shall be determined as of the date of grant and noted on the certificate evidencing the grant of the Rights.

         Payment of the amount determined hereunder upon the exercise of Conjunctive Rights or Alternative Rights shall be made solely in cash.

         Payment of the amount determined hereunder upon the exercise of Rights not granted in connection with an Option shall be made solely in cash, or solely in Shares valued at their Fair Market Value on the date of exercise of Rights, or in a combination of cash and Shares pursuant to the terms of such Rights, which terms shall provide that payment shall be made either (i) in the form set forth in the Rights certificate, or (ii) in such form as the holder may elect, provided that any election by the holder shall be subject to approval by the Committee. No fractional Shares shall be issued by the Company, and settlement therefor shall be made in cash.

         Notwithstanding any other provision of the Plan or of the Rights, for purposes of determining the amount of the Spread in the case of a holder of Rights who is a Director or officer subject to Section 16(b) of the Exchange Act, the Committee, in its sole discretion, may designate a single Fair Market Value per Share with respect to all such holders who exercise Rights during any single ten-day period specified in Rule 16b-3(e)(3) under the Exchange Act; provided, however, that the Fair Market

Value per Share designated by the Committee during any such period shall in no event be greater than the highest Fair Market Value per Share on any day during such period or less than the lowest Fair Market Value per Share on any day during such period.

         The form of Rights shall be as determined from time to time by the Committee. A certificate of Rights signed by the Chairman of the Board or the President or a Vice President, attested by the Treasurer or an Assistant Treasurer, or Secretary or an Assistant Secretary, of the Company and having the seal of the Company affixed thereto, shall be delivered to each person to whom Rights are granted.

         8. Purchase Price. The price per Share of the Shares to be purchased pursuant to the exercise of an Option shall be fixed by the Committee at the time of grant; provided, however, that the purchase price per Share for the Shares to be purchased pursuant to the exercise of an incentive stock option shall not in any event be less than 100% of the Fair Market Value of such Shares on the date of grant of the Option.

         The purchase price per share, if any, for Restricted Shares to be purchased pursuant to Restricted Stock Awards shall be fixed by the Committee at the time of the grant of the Restricted Stock Award. Payment of such purchase price shall be made in cash or by check payable to the order of the Company, or by such other method as the Committee may permit.

         9. Duration of Options and Related Rights. The duration of any Option granted under this Plan shall be for a period of ten years from the date upon which the Option is granted. The duration of any Rights granted in connection with any Option shall be coterminous with the duration of the related Option.

         10. Ten Percent Stockholders. Notwithstanding any other provision of this Plan to the contrary, no Option which is intended to qualify as an incentive stock option may be granted under this Plan to any employee who, at the time the Option is granted, owns shares possessing more than 10 percent of the total combined voting power or value of all classes of stock of the Company, unless the exercise price under such Option is at least 110% of the Fair Market Value of a Share on the date such Option is granted and the duration of such Option is no more than five years.

         11. Exercise of Options and Rights. Except as otherwise provided herein, an Option and Rights, after the grant thereof, shall be exercisable by the holder at such rate and times as may be fixed by the Committee, provided, however, that no Option or Rights may be exercised in part or in full prior to the approval of the Plan by a majority vote of the stockholders of the Company as provided in Section 20. Unless otherwise specified by the Committee, all Options and Rights shall become exercisable cumulatively at the rate of 25% per year, commencing on the first anniversary of the date of grant. Notwithstanding the preceding, Options and Rights granted on or after the date of adoption of this Plan but before its approval by the stockholders as provided in Section 21 hereof shall be exercisable with respect to 25% of the Shares subject thereto on and after the date of such stockholder approval and shall become exercisable cumulatively with respect to an additional 25% of the Shares subject thereto on each of the first, second and third anniversaries of the date of grant.

         Notwithstanding the foregoing, all or any part of any remaining unexercised Options or Rights granted to any person may, after approval of the Plan by the stockholders of the Company as provided in Section 21, be exercised in the following circumstances: (a) subject to the provisions of Section 15 hereof, upon the total and permanent disability (as shall be determined by the Committee in its sole discretion) or death of the holder, (b) upon a "Change in Control" as hereinafter defined or (c) upon the occurrence of such special circumstance or event as in the opinion of the Committee merits special consideration. For purposes of this Plan, a Change in Control shall be deemed to have occurred at such time as both of the following shall have occurred:
(i) any Person or group of Persons (defined as the term "person" is used in Sections 13(d) and 14(d) of the Exchange Act), other than the Davis Group (as hereinafter defined), is or becomes the beneficial owner, directly or indirectly, through any purchase, merger or other acquisition transaction or series of transactions, of shares of capital stock of the Company (or, if the Company is not the survivor, its successor), other than from the Davis Group, entitling such Person or group of Persons to exercise more than 30% of the total voting power of all shares of capital stock of the Company (or, if the Company is not the survivor, its successor) entitled to vote generally in the election of directors (any shares of voting stock of which such Person or group of Persons is the beneficial owner that are not then outstanding being deemed outstanding for purposes of calculating such percentage) and (ii) the individuals who constitute the Board of Directors on the effective date of this Plan, together with any directors whose election or nomination for election by the stockholders of the Company was approved by a majority of the directors then in office who were either directors on such effective date or whose election or nomination for election was previously so approved, cease to constitute a majority of the Board of Directors (or, if the Company is not the survivor, the board of directors of its successor); for purposes hereof, the "Davis Group" shall mean the group consisting of Marvin Davis, members of his family, his family trusts and any companies controlled directly or indirectly by Marvin Davis.

         An Option shall be exercised by the delivery of a written notice duly signed by the holder thereof to such effect ("Exercise Notice"), together with the Option certificate and the full purchase price of the Shares purchased pursuant to the exercise of the Option, to the Chairman of the Board or an officer of the Company appointed by the Chairman of the Board for the purpose of receiving the same. Payment of the full purchase price shall be made as follows: in cash or by check payable to the order of the Company; by delivery to the Company of Shares which shall be valued at their Fair Market Value on the date of exercise of the Option; or by such other methods as the Committee may permit from time to time; provided, however, that a holder may not use any Shares acquired pursuant to the exercise of an Option granted under this Plan or any other stock option plan maintained by the Company or any Subsidiary unless the holder has beneficially owned such Shares for at least six months. Any Conjunctive Rights granted in connection with an Option shall be exercised by the inclusion in the Exercise Notice of a notice of exercise of Rights, together with the Rights certificate.

         Within a reasonable time after the exercise of an Option, the Company shall cause to be delivered to the person entitled thereto, a certificate for the Shares purchased pursuant to the exercise of the Option and, if Conjunctive Rights have been exercised in connection therewith, the amount of cash determined in accordance with Section 7 hereof. If the Option and any Conjunctive Rights shall have been exercised with respect to less than all of the Shares subject to the Option and Rights, the Company shall also cause to be delivered to the person entitled thereto a new Option certificate and a new Rights certificate in replacement of the certificates surrendered at the time of the exercise of the Option and Rights, indicating the number of Shares with respect to which the Option and Rights remain available for exercise, or the original Option certificate and Rights certificate shall be endorsed to give effect to the partial exercise thereof.

         Alternative Rights or Rights not granted in connection with an Option shall be exercised by the delivery of a duly signed notice in writing to such effect, together with the Rights certificate. Holders of Alternative Rights shall also surrender the related Option certificate. Within a reasonable time thereafter, the Company shall cause to be delivered to the person entitled thereto, the amount of cash and/or a certificate for the number of Shares determined in accordance with Section 7 hereof. Upon the exercise of Alternative Rights, the number of Shares subject to exercise under the related Option or portion thereof shall be reduced by the number of Shares represented by the Option or portion thereof surrendered. Shares subject to Options or portions thereof surrendered upon the exercise of Alternative Rights shall not be available for subsequent Incentive Awards under the Plan. If the Rights shall have been exercised with respect to less than all of the Shares subject thereto (or to the related Option, if any), the Company shall also cause to be delivered to the person entitled thereto a Rights certificate (and an Option certificate, in the case of Alternative Rights) with respect to the difference between the number of Shares of the Rights certificate (and related Option certificate, if any) surrendered at the time of the exercise of the Rights and the number of Shares with respect to which the Rights were so exercised (and the related Option, if any, was so surrendered), or the original Rights certificate (and related Option certificate, if any) shall be endorsed to give effect to the partial exercise (and surrender) thereof.

         Notwithstanding any other provision of the Plan or of any Option or Rights, no Option or Rights granted pursuant to the Plan may be exercised at any time when the Option or Rights or the granting or exercise thereof violates any law or governmental order or regulation.

         12.  Terms and Conditions of Restricted Stock Awards.

                 (a) All Restricted Shares granted to or purchased by an Eligible Person pursuant to the Plan shall be subject to the following conditions:

                 (i) the Restricted Shares may not be sold, transferred, or otherwise alienated or hypothecated until the restrictions are satisfied, removed or expire;

                 (ii) each certificate representing Restricted Shares issued pursuant to a Restricted Stock Award under this Plan shall bear a legend making appropriate reference to the restrictions imposed; and

                 (iii) the Committee may impose such other conditions as it may deem advisable on any Restricted Shares granted to or purchased by an Eligible Person pursuant to a Restricted Stock Award under this Plan, including, without limitation, restrictions under the requirements of any stock exchange upon which such Shares or shares of the same class are then listed, and under any securities law applicable to such Shares.

                 (b) Unless otherwise specified by the Committee, the restrictions imposed under subsection (a) hereof upon any Restricted Stock Award shall lapse with respect to the Shares subject thereto (i) at the rate of 25% per year, commencing on the first anniversary of the date of grant of the Restricted Stock Award, subject to the provisions of Section 15 hereof, or (ii) in their entirety in the event the holder's employment by the Company or any Subsidiary is involuntarily terminated other than for Cause (as defined in Section 15 hereof) as determined by the Board of Directors.

                 (c) Prior to the satisfaction, expiration or lapse of all of the restrictions and conditions imposed upon Restricted Shares, a stock certificate or certificates representing such Restricted Shares shall be registered in the holder's name but shall be retained by the Company for the holder's account. The holder shall have the right to vote such Restricted Shares and shall have all other rights and privileges of a beneficial and record owner with respect thereto, including, without limitation, the right to receive dividends, distributions and adjustments with respect thereto; provided, however, that such dividends, distributions and adjustments may be retained by the Company for the holder's account and for delivery to the holder, together with the stock certificate or certificates representing such Restricted Shares, as and when said restrictions and conditions shall have been satisfied, expired or lapsed.

         13. Consideration for Incentive Awards. The Company shall obtain such consideration for the grant of an Incentive Award as the Committee in its discretion may determine.

         14. Non-transferability of Incentive Awards. Options and Rights shall not be transferable or assignable by the holder thereof except to the extent that the Estate or heirs of a deceased holder of Options or Rights may be permitted to exercise them. Restricted Stock Awards shall not be transferable or assignable by the holder thereof, except that any Restricted Shares subject to restrictions at the time of the holder's death (and any dividends, distributions and adjustments with respect thereto) shall be transferred to the holder's Estate or heirs. Incentive Awards may be exercised or surrendered during the holder's lifetime only by the holder thereof.

         15. Termination of Employment. All or any part of any Option and/or Rights, to the extent unexercised, shall terminate immediately, upon the cessation or termination for any reason of the holder's employment by the Company and all Subsidiaries, except that the holder shall have until the end of the sixty (60) day period following the cessation of his employment with the Company or its Subsidiaries, and no longer, to exercise any unexercised Option and/or Rights that he could have exercised on the day on which such employment terminated; provided that such exercise must be accomplished prior to the expiration of the term of such Option and Rights. Notwithstanding the foregoing, if the cessation of employment is due to total and permanent disability (as shall be determined by the Committee in its sole discretion) or to death, the holder or the representative of the

Estate or the heirs of a deceased holder shall have the privilege of exercising the Options and Rights which are unexercised at the time of such disability or death; provided, however, that such exercise must be accomplished prior to the expiration of the term of such Option and Rights and within one year of the holder's disability or death, as the case may be.

         Notwithstanding the preceding, if the Board of Directors shall determine that a holder's employment by the Company or any subsidiary has been terminated for "Cause" (as hereinafter defined) then all such unexercised Options and Rights of the holder shall terminate immediately upon such termination of the holder's employment. For purposes of this Section 15, "Cause" shall mean the holder's (a) fraud or intentional misrepresentation in the course of his employment, (b) embezzlement, misappropriation or conversion of assets or opportunities of the Company or any Subsidiary, (c) willful damage to, or willful disclosure of any material confidential information of, the Company or any Subsidiary, (d) willful or grossly negligent engagement in any activity competitive with the business of the Company or a Subsidiary as to which the Company has notified the holder in writing and the holder has not ceased (other than for reasons beyond the control of the holder) within 3 business days following such notice of his or her participation in such activity, (e) a failure to follow reasonable directions or instructions of a more senior officer which are consistent with the holder's position and responsibilities as of the date of his or her initial participation in the Plan (as such position and responsibilities may be changed from time to time with the prior consent of the holder), and such failure shall have continued (other than for reasons beyond the control of the holder) for a period of 3 business days after receipt of written notice thereof from the Company; or (f) willful or grossly negligent breach of any stated material employment policy of the Company or any subsidiary; provided that no act or failure to act on the part of a holder shall be deemed to be "willful" if it was due primarily to an error in judgment or negligence.

         Except as hereinafter provided, if a holder of a Restricted Stock Award shall voluntarily or involuntarily leave the employ of the Company and its Subsidiaries, all such Restricted Shares subject to restrictions at the time his employment terminates (and any dividends, distributions and adjustments retained by the Company with respect thereto) shall be forfeited and any consideration received therefor from the holder shall be returned to the holder. Notwithstanding the foregoing, all restrictions to which Restricted Stock Awards are subject shall lapse (a) upon the holder's total and permanent disability (as shall be determined by the Committee in its sole discretion) or death, (b) upon a Change in Control or (c) upon the occurrence of such special circumstance or event as in the opinion of the Committee merits special consideration.

         16. Adjustment Provision. If prior to the complete exercise of any Option, or prior to the satisfaction, expiration or lapse of all of the restrictions and conditions imposed pursuant to a Restricted Stock Award, there shall be declared and paid a stock dividend upon the Shares or if the Shares shall be split up, converted, exchanged, reclassified, or in any way substituted for,

         (a) in the case of an Option, then the Option, to the extent that it has not been exercised, shall entitle the holder thereof upon the future exercise of the Option to such number and kind of securities or cash or other property subject to the terms of the Option to which he would have been entitled had he actually owned the Shares subject to the unexercised portion of the Option at the time of the occurrence of such stock dividend, split-up, conversion, exchange, reclassification or substitution, and the aggregate purchase price upon the future exercise of the Option shall be the same as if the originally optioned Shares were being purchased thereunder; and

         (b) in the case of a Restricted Share issued pursuant to a Restricted Stock Award, the holder of such Award shall receive, subject to the same restrictions and other conditions of such Award as determined pursuant to the provisions of Section 12, the same securities or other property as are received by the holders of the Company's Shares pursuant to such stock dividend, split-up, conversion, exchange, reclassification or substitution.

Any fractional shares or securities issuable upon the exercise of the Option as a result of such adjustment shall be payable in cash based upon the Fair Market Value of such shares or securities at the time of such exercise. If any such event should occur, the number of Shares with respect to which Incentive Awards remain to be issued, or with respect to which Incentive Awards may be reissued, shall be adjusted in a similar manner.

         In addition to the adjustments provided for in the preceding paragraph, upon the occurrence of any of the events referred to in said paragraph prior to the complete exercise of any Rights, the Committee, in its sole discretion, shall determine the amount of cash and/or number of Shares or other property to which the holder of the Rights shall be entitled upon their exercise, so that there shall be no increase or dilution in the cash and/or value of the Shares or other property to which the holder of Rights shall be entitled by reason of such events.

         Notwithstanding any other provision of this Plan, in the event of a recapitalization, merger, consolidation, rights offering, reorganization, liquidation, or other change in the Company's corporate structure or outstanding Shares, the

Committee may make such equitable adjustments to the number of Shares and class of shares available hereunder or to any outstanding Incentive Awards as it shall deem appropriate to prevent dilution or enlargement of rights.

         17. Issuance of Shares and Compliance with Securities Act. The Company may postpone the issuance and delivery of Shares pursuant to the grant or exercise of any Incentive Award until (a) the admission of such Shares to listing on any stock exchange on which Shares of the Company of the same class are then listed, and (b) the completion of such registration or other qualification of such Shares under any State or Federal law, rule or regulation as the Company shall determine to be necessary or advisable. Any holder of an Incentive Award shall make such representations and furnish such information as may, in the opinion of counsel for the Company, be appropriate to permit the Company, in the light of the then existence or non-existence with respect to such Shares of an effective Registration Statement under the Securities Act, to issue the Shares in compliance with the provisions of the Securities Act or any comparable act. The Company shall have the right, in its sole discretion, to legend any Shares which may be issued pursuant to the grant or exercise of any Incentive Award, or may issue stop transfer orders in respect thereof.

         18. Income Tax Withholding. If the Company or a Subsidiary shall be required to withhold any amounts by reason of any Federal, State or local tax rules or regulations in respect of the issuance of Shares pursuant to the grant or exercise of any Incentive Award, the Company or the Subsidiary shall be entitled to deduct and withhold such amounts from any cash payments to be made to the holder of such Incentive Award. In any event, the holder shall make available to the Company or Subsidiary, promptly when requested by the Company or such Subsidiary, sufficient funds to meet the requirements of such withholding; and the Company or Subsidiary shall be entitled to take and authorize such steps as it may deem advisable in order to have such funds made available to the Company or Subsidiary out of any funds or property due or to become due to the holder of such Incentive Award.

         19. Administration and Amendment of the Plan. Except as hereinafter provided, the Board of Directors or the Committee may at any time withdraw or from time to time amend the Plan as it relates to, and the terms and conditions of, any Incentive Awards not theretofore granted, and the Board of Directors or the Committee, with the consent of the affected holder of an Incentive Award, may at any time withdraw or from time to time amend the Plan as it relates to, and the terms and conditions of, any outstanding Incentive Award. Notwithstanding the foregoing, any amendment by the Board of Directors or the Committee which would increase the number of Shares issuable under the Plan or change the class of Eligible Persons shall be subject to the approval of the stockholders of the Company within one year of such amendment.

         Determinations of the Committee as to any question which may arise with respect to the interpretation of the provisions of the Plan and Incentive Awards shall be final. The Committee may authorize and establish such rules, regulations and revisions thereof not inconsistent with the provisions of the Plan, as it may deem advisable to make the Plan and Incentive Awards effective or provide for their administration, and may take such other action with regard to the Plan and Incentive Awards as it shall deem desirable to effectuate their purpose.

         The Plan is intended to comply with Rule l6b-3 under the Exchange Act. Any provision inconsistent with such Rule shall be inoperative and shall not affect the validity of the Plan.

         20.  No Right of Employment.      Nothing contained herein or in an
Incentive Award shall be construed to confer on any employee any right to be continued in the employ of the Company or any Subsidiary or derogate from any right of the Company and any Subsidiary to request the resignation of or discharge such employee (without or with pay), at any time, with or without cause.

         21. Effective Date of the Plan. This Plan is conditioned upon its approval by the stockholders of the Company on or before February 2, 1995 by the vote of the holders of a majority of the stock of the Company voting at such meeting in person or by proxy; except that this Plan is adopted and approved by the Board of Directors effective February 2, 1994 to permit the grant of Incentive Awards prior to the approval of the Plan by the stockholders of the Company as aforesaid. In the event that this Plan is not approved by the stockholders of the Company as aforesaid, this Plan and any Incentive Awards granted hereunder shall be void and of no force or effect.

         22. Final Issuance Date. No Incentive Award shall be granted under the Plan after February 1, 2004.